UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6485

Seligman Global Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:          (212) 850-1864

Date of fiscal year end:       10/31

Date of reporting period:     04/30/04

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS. SELIGMAN GLOBAL FUND SERIES, INC. Semi-Annual Report April 30, 2004

Seligman
Global Fund Series, Inc.

Emerging Markets Fund

Global Growth Fund

Global Smaller Companies Fund

Global Technology Fund

International Growth Fund

Mid-Year Report
April 30, 2004

Investing
Around the World
for Capital
Appreciation

Seligman
140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

We are pleased to present the mid-year report for Seligman Global Fund Series, Inc., covering the six-month period ended April 30, 2004. This report contains the Funds’ investment results and audited financial statements, including their portfolios of investments.

Thank you for your continued support of Seligman Global Fund Series, Inc. We look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris Chairman

Brian T. Zino President

June 25, 2004

1

Performance Summary

Seligman Emerging Markets Fund
For the six months ended April 30, 2004, Seligman Emerging Markets Fund posted a total return of 12.67%, based on the net asset value of Class A shares (excluding sales charges). During the same time period, the Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index returned 9.38%, and the Lipper Emerging Markets Funds Average returned 9.89%.

Seligman Global Growth Fund
For the six months ended April 30, 2004, Seligman Global Growth Fund posted a total return of 13.20%, based on the net asset value of Class A shares (excluding sales charges). This compares to the 7.90% total return of the Fund’s peers, as measured by the Lipper Global Funds Average, the 8.67% total return of the Morgan Stanley Capital International (MSCI) World Index, and the 6.64% return of the MSCI World Growth Index during the same time period.

Seligman Global Smaller Companies Fund
For the six months ended April 30, 2004, Seligman Global Smaller Companies Fund posted a total return of 12.31%, based on the net asset value of Class A shares (excluding sales charges). During the same period, the Citigroup Broad Market Less Than US $2 Billion Index returned 11.35%, the Citigroup Extended Market Index World returned 14.57% and the Lipper Global Small Cap Funds Average return 9.50%.

Seligman Global Technology Fund
Seligman Global Technology Fund posted a total return of (0.76)%, based on the net asset value of Class A shares (excluding sales charges), for the six months ended April 30, 2004. During the same time period, the Lipper Science & Technology Funds Average returned (4.43)%, the Lipper Global Funds Average returned 7.90%, and the MSCI World Index returned 8.67%.

Seligman International Growth Fund
During the six months ended April 30, 2004, Seligman International Growth Fund posted a total return of 13.64%, based on the net asset value of Class A shares (excluding sales charges). During the same time period, the Lipper International Funds Average returned 10.46%, and the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index returned 12.58%.

Seligman Global Smaller Companies Fund — Portfolio Management
Effective June 7, 2004, Wellington Management International Ltd. (“Wellington International”), an affiliate of Wellington Management Company, LLP (“Wellington Management”), subadviser to Seligman Global Smaller Companies Fund, began providing investment management services to a portion of the Fund. Wellington Management continues to provide subadvisory services to the Fund. Mr. Edward L. Makin of Wellington International manages the non-North American portion of the Fund, while Mr. Jamie A. Rome of Wellington Management manages the North American portion of the Fund. Both Mr. Makin and Mr. Rome have been co-managing the Fund since Wellington Management began providing subadvisory services in September 2003.

2

Performance and Portfolio Overview
Seligman Emerging Markets Fund

Investment Results

Total Returns
For Periods Ended April 30, 2004

		Average Annual

Class A**	Six Months*	One Year	Five Years	Class A, B, D Since Inception 5/28/96		Class C Since Inception 5/27/99		Class I Since Inception 11/30/01

With Sales Charge	7.36%	51.56%	1.05%	(0.36)%		n/a		n/a
Without Sales Charge	12.67	59.17	2.04	0.26		n/a		n/a
Class B**

With CDSC†	7.27	52.70	0.89	n/a		n/a		n/a
Without CDSC	12.27	57.70	1.27	(0.50)		n/a		n/a
Class C**

With Sales Charge and CDSC††	10.17	55.50	n/a	n/a		2.10%		n/a
Without Sales Charge and CDSC	12.26	57.93	n/a	n/a		2.30		n/a
Class D**

With 1% CDSC	11.44	56.93	n/a	n/a		n/a		n/a
Without CDSC	12.44	57.93	1.27	(0.49)		n/a		n/a
Class I**	13.16	60.86	n/a	n/a		n/a		23.29%

Class R**

With 1% CDSC	11.37	57.73	n/a	n/a		n/a		n/a
Without CDSC	12.37	58.73	n/a	n/a		n/a		n/a

MSCI EMF Index***	9.38	53.59	5.71	0.76	ø	5.94	øø	21.39

Lipper Emerging Markets Funds Average***	9.89	52.09	7.46	1.71	†††	7.67		20.95

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R

4/30/04	$7.29	$6.86	$6.87	$6.87	$7.48	$7.27
10/31/03	6.47	6.11	6.12	6.11	6.61	6.47
4/30/03	4.58	4.35	4.35	4.35	4.65	4.58

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance quoted represents past performance. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

With respect to Class I shares, the Manager voluntarily reimbursed certain expenses for the fiscal year ended October 31, 2002. Absent such reimbursement, returns which include that period would be lower.

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Emerging markets funds’ net asset values may fluctuate more than other equity funds or other global equity funds. Emerging markets countries may have relatively unstable governments, less diversified economies, and securities markets that trade a smaller number of securities, some physically.

(See footnotes on page 4.)

3

Performance and Portfolio Overview
Seligman Emerging Markets Fund

(Continued from page 3.)

*	Returns for periods of less than one year are not annualized.
**

Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D and R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns of Class I shares are calculated without any sales charges.

***

The MSCI EMF Index and the Lipper Emerging Markets Funds Average are unmanaged benchmarks that assume reinvestment of distributions except that for periods prior to June 30, 2001, the MSCI EMF Index measured price performance only. The Lipper Emerging Markets Funds Average excludes the effect of sales charges and taxes and the MSCI EMF Index excludes the effect of taxes, fees and sales charges. Investors cannot invest directly in an average or an index. See descriptions of benchmarks on page 59.

†	The CDSC is 5% for periods of one year or less, 2% for the five-year period, and 0% since inception.
††	The CDSC is 1% for periods of 18 months or less.
†††	From May 30, 1996.
ø	From May 31, 1996.
øø	From May 31, 1999.

Largest Portfolio Changes
During Past Six Months

Largest Purchases

LG Electronics (South Korea)
Sasol (South Africa)*
Daewoo Securities (South Korea)*
LUKOIL (ADR) (Russia)
Telecom Argentina Stet France Telecom (ADR) (Argentina)*
Oriflame Cosmetics (SDR) (Sweden)*
Banco Bradesco (ADR) (Brazil)*
MTN Group (South Africa)
Orascom Telecommunications (Egypt)*
Companhia de Bebidas das Americas (Brazil)*

Largest Sales

Grupo Mexico (Series B) (Mexico)**
Empresa Brasileira de Aeronautica “Embraer” (ADR) (Brazil)
United Microelectronics (Taiwan)
Petroleo Brasileiro “Petrobras” (ADR) (Brazil)
HDFC Bank (ADR) (India)**
Sinotrans (Series H) (China)**
Banco Santander Chile (ADR) (Chile)
Finansbank (Turkey)**
Grupo Financiero BBVA Bancomer (Class B) (Mexico)**
Korea Air (South Korea)**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

4

Performance and Portfolio Overview
Seligman Emerging Markets Fund

Country Allocation
April 30, 2004

	Fund	MSCI EMF Index

North America (Developed)	1.77%	—%

United States	1.77	—

Europe (Other)	1.23	—

Sweden	1.23	—

Asia (Emerging)	46.75	55.16

China	2.75	7.39
India	5.28	5.87
Indonesia	1.36	1.78
Malaysia	5.39	4.79
Pakistan	—	0.19
Philippines	—	0.53
South Korea	23.02	19.50
Taiwan	7.10	12.33
Thailand	1.85	2.78

Latin America (Emerging)	18.91	17.39

Argentina	1.82	0.56
Brazil	6.43	7.65
Chile	0.43	1.89
Colombia	—	0.16
Mexico	9.61	6.49
Peru	0.62	0.48
Venezuela	—	0.16

Europe, Middle East and Africa (Emerging)	30.77	27.45

Czech Republic	—	0.71
Egypt	1.15	0.32
Estonia	0.70	—
Hungary	0.72	1.25
Israel	2.17	4.10
Jordan	—	0.17
Luxembourg	0.74	—
Morocco	—	0.25
Poland	1.59	1.32
Russia	7.91	5.07
South Africa	12.13	12.73
Turkey	3.66	1.53

Other Assets Less Liabilities	0.57	—

Total	100.00%	100.00%

Largest Portfolio Holdings
April 30, 2004

Security	Value	Percent of Net Assets

Samsung Electronics	$4,549,312	7.39
America Movil (Series L ADR)	2,592,460	4.21
LG Electronics	1,529,184	2.48
Anglo American	1,349,667	2.19
Teva Pharmaceutical Industries (ADR)	1,335,526	2.17
Mobile Telesystems (ADR)	1,273,928	2.07
MMC Norilsk Nickel (ADR)	1,244,983	2.02
LUKOIL (ADR)	1,122,700	1.82
Bharti Tele-Ventures	1,094,708	1.78
Kia Motors	1,088,573	1.77

Largest Industries
April 30, 2004

5

Portfolio of Investments
April 30, 2004
Seligman Emerging Markets Fund

	Shares	Value
Common Stocks 99.43%

Argentina 1.82%

Grupo Financiero Galicia (ADR)* (Banks)	68,100	$484,191
Telecom Argentina Stet France Telecom (ADR)* (Diversified Telecommunication Services)	75,400	634,114

		1,118,305

Brazil 6.43%

Banco Bradesco (ADR) (Banks)	13,050	530,483
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (ADR) (Consumer Staples)	20,800	370,240
Companhia de Bebidas das Americas (ADR) (Consumer Staples)	23,800	446,488
Companhia Vale do Rio Doce “CVRD” (ADR)* (Metals and Mining)	23,574	1,072,617
Empresa Brasileira de Aeronautica “Embraer” (ADR) (Capital Goods)	11,100	286,380
Petroleo Brasileiro “Petrobras” (ADR) (Energy)	30,200	872,780
Uniao de Bancos Brasileiros “Unibanco” (ADR) (Banks)	19,500	382,200

		3,961,188

Chile 0.43%

Banco Santander Chile (ADR) (Banks)	10,600	264,576

China 2.75%

China Mobile (ADR) (Wireless Telecommunication Services)	30,100	398,223
CNOOC (ADR) (Energy)	7,900	286,612
Comba Telecom Systems Holdings (Wireless Telecommunication Services)	950,000	568,576
Euro-Asia Agricultural Holdings* (Consumer Staples)	3,000,000	—
Golden Meditech (Health Care Equipment and Services)	1,064,000	441,883

		1,695,294

Egypt 1.15%

Orascom Telecommunications* (Wireless Telecommunication Services)	36,800	705,956

Estonia 0.70%

Eesti Telekom (GDR) (Diversified Telecommunication Services)	15,800	432,026

Hungary 0.72%

OTP Bank (GDR)* (Banks)	23,900	445,154

India 5.28%

Bharti Tele-Ventures* (Wireless Telecommunication Services)	286,700	1,094,708
Jammu and Kashmir Bank (Banks)	46,859	532,219
Mahanagar Telephone Nigam (ADR) (Diversified Telecommunication Services)	62,700	477,147
Oil and Natural Gas (Energy)	11,810	223,081
Reliance Industries (GDR)† (Chemicals)	36,400	926,422

		3,253,577

Indonesia 1.36%

PT Telekomunikasi Indonesia (ADR) (Diversified Telecommunication Services)	46,100	834,410

Israel 2.17%

Teva Pharmaceutical Industries (ADR) (Pharmaceuticals and Biotechnology)	21,700	1,335,526

Luxembourg 0.74%

Tenaris (ADR) (Energy)	15,100	452,849

Malaysia 5.39%

Astro All Asia Networks* (Media)	355,800	486,656
Berjaya Sports Toto (Hotels, Restaurants and Leisure)	522,000	600,672
Malakoff (Utilities)	331,000	487,278
Malayan Banking (Banks)	169,000	466,313
Maxis Communications (Wireless Telecommunication Services)	299,000	684,137
Resorts World (Hotels, Restaurants and Leisure)	226,000	592,627

		3,317,683

Mexico 9.61%

America Movil (Series L ADR) (Wireless Telecommunication Services)	76,700	2,592,460
Cemex (Construction Materials)	108,300	633,594
Grupo Financiero Banorte (Banks)	129,300	459,315
Grupo Modelo (Series C) (Consumer Staples)	361,900	904,988
Grupo Televisa (ADR) (Media)	11,900	518,721
Wal-Mart de Mexico (Series V) (Consumer Staples)	277,600	808,378

		5,917,456

Peru 0.62%

Credicorp (Banks)	29,900	383,019

Poland 1.59%

Agora*(Media)	38,300	455,808
Telekomunikacja Polska (Diversified Telecommunication Services)	129,500	524,141

		979,949

See footnotes on page 7.

6

Portfolio of Investments
April 30, 2004
Seligman Emerging Markets Fund

	Shares	Value
Russia 7.91%

Gazprom (ADR) (Energy)	8,600	$263,814
MMC Norilsk Nickel (ADR) (Metals and Mining)	21,100	1,244,983
Mobile Telesystems (ADR) (Wireless Telecommunication Services)	11,800	1,273,928
LUKOIL (ADR) (Energy)	10,300	1,122,700
Sibneft (ADR) (Energy)	16,100	488,577
YUKOS (ADR) (Energy)	10,700	473,011

		4,867,013

South Africa 12.13%

Anglo American (Metals and Mining)	67,400	1,349,667
Anglo American Platinum (Metals and Mining)	6,359	219,117
AngloGold (Metals and Mining)	8,300	264,047
AngloGold (ADR) (Metals and Mining)	8,300	260,786
Barloworld (Capital Goods)	71,200	716,412
Impala Platinum Holdings “Implats” (Metals and Mining)	8,600	586,547
MTN Group* (Wireless Telecommunication Services)	162,394	680,627
Old Mutual* (Insurance	397,100	681,193
Sappi (Paper and Forest Products)	36,200	492,277
Sasol (Energy)	69,000	1,042,794
Standard Bank Group (Banks)	122,452	708,556
Truworths International (Retailing)	324,400	467,136

		7,469,159

South Korea 23.02%

CJ Home Shopping (Retailing)	12,260	449,116
Daewoo Securities* (Diversified Financials)	176,210	651,448
Hanwha* (Chemicals)	94,230	747,605
Kia Motors (Automobiles and Components)	117,830	1,088,573
Kookmin Bank (Banks)	22,490	836,308
Korea Exchange Bank* (Banks)	95,540	499,274
LG Electronics (Consumer Durables and Apparel)	25,450	1,529,184
LG Household & Health Care (Consumer Staples)	18,633	560,598
POSCO (Metals and Mining)	4,690	575,359
Samsung Electronics (Semiconductors and Semiconductor Equipment)	9,650	4,549,312
Samsung Securities (Diversified Financials)	27,880	572,113
Shinhan Financial Group (Banks)	13,640	236,873
Shinsegae (Retailing)	1,210	272,142
SK (Energy)	17,200	717,568
SK Telecom (ADR) (Wireless Telecommunication Services)	43,700	882,740

		14,168,213

Sweden 1.23%

Oriflame Cosmetics (SDR)* (Consumer Staples)	24,300	755,656

Taiwan 7.10%

Chinatrust Financial Holding (Banks)	854,000	914,046
Fubon Financial Holding (Diversified Financials)	642,000	610,314
Powerchip Semiconductor* (Semiconductors and Semiconductor Equipment)	559,000	534,421
President Chain Store (Consumer Staples)	231,000	413,009
Quanta Computer (Computers and Peripherals)	128,000	268,504
Taiwan Semiconductor Manufacturing* (Semiconductors and Semiconductor Equipment)	604,000	1,038,548
United Microelectronics* (Semiconductors and Semiconductor Equipment)	668,000	591,408

		4,370,250

Thailand 1.85%

BEC World (Media)	678,900	312,216
Kasikornbank* (Banks)	237,200	286,317
Land and House (Consumer Durables and Apparel)	1,913,400	534,401
TRUE* (Rights) (Diversified Telecommunication Services)	170,524	4,177

		1,137,111

Turkey 3.66%

Akbank (Banks)	101,655,100	471,996
Anadolu Efes Biracilik ve Malt Sanayii (Consumer Staples)	39,162,750	548,869
Arcelik (Consumer Durables and Apparel)	158,603,400	848,365
Koc Holding (Diversified Financials)	83,017,400	382,778

		2,252,008

United States 1.77%

Amdocs* (Software and Services)	17,300	459,315
Bunge (Consumer Staples)	17,100	633,555

		1,092,870

Total Investments (Cost $56,207,490) 99.43%		61,209,248

Other Assets Less Liabilities 0.57%		347,899

Net Assets 100.00%		$61,557,147

ADR – American Depositary Receipts.
GDR – Global Depositary Receipts.
SDR – Swedish Depositary Receipts.
* Non-income producing security.
† The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
See Notes to Financial Statements.

7

Performance and Portfolio Overview
Seligman Global Growth Fund

Investment Results

Total Returns
For Periods Ended April 30, 2004

		Average Annual

Class A**	Six Months*	One Year	Five Years	Class A, D Since Inception 11/1/95		Class B Since Inception 4/22/96		Class C Since Inception 5/27/99	Class I Since Inception 11/30/01

With Sales Charge	7.82%	25.09%	(4.90)%	3.42%		n/a		n/a	n/a
Without Sales Charge	13.20	31.40	(3.98)	4.03		n/a		n/a	n/a
Class B**

With CDSC†	7.80	25.40	(4.94)	n/a		n/a		n/a	n/a
Without CDSC	12.80	30.40	(4.66)	n/a		1.95%		n/a	n/a
Class C**

With Sales Charge and CDSC††	10.63	28.06	n/a	n/a		n/a		(4.24)%	n/a
Without Sales Charge and CDSC	12.78	30.34	n/a	n/a		n/a		(4.04)	n/a
Class D**

With 1% CDSC	11.61	29.14	n/a	n/a		n/a		n/a	n/a
Without CDSC	12.61	30.14	(4.66)	3.27		n/a		n/a	n/a
Class I**	13.51	32.22	n/a	n/a		n/a		n/a	(1.85)%

Class R**

With 1% CDSC	12.20	30.40	n/a	n/a		n/a		n/a	n/a
Without CDSC	13.20	31.40	n/a	n/a		n/a		n/a	n/a

MSCI World Index***	8.67	30.05	(1.74)	6.72	†††	5.46	øøø	(1.02)‡	3.65

MSCI World Growth Index***	6.64	24.92	(4.22)	5.22	†††	4.05	øøø	(3.60)‡	1.70

Lipper Global Funds Average***	7.90	30.71	0.90	7.06	ø	5.94	øø	1.54	3.73

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R

4/30/04	$7.03	$6.52	$6.53	$6.52	$7.14	$7.03
10/31/03	6.21	5.78	5.79	5.79	6.29	6.21
4/30/03	5.35	5.00	5.01	5.01	5.40	5.35

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance quoted represents past performance. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

With respect to Class I shares, the Manager voluntarily reimbursed certain expenses for the fiscal year ended October 31, 2002. Absent such reimbursement, returns which include that period would be lower.

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions.

(See footnotes on page 9.)

8

Performance and Portfolio Overview
Seligman Global Growth Fund

(Continued from page 8.)

*	Returns for periods of less than one year are not annualized.
**

Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D and R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns Class I shares are calculated without any sales charges.

***

The MSCI World Index, the MSCI World Growth Index, and the Lipper Global Funds Average are unmanaged benchmarks that assume reinvestment of distributions except that for periods prior to June 30, 2001, the MSCI World Index and the MSCI World Growth Index measured price performance only. The Lipper Global Funds Average excludes the effect of sales charges and taxes, and the MSCI World Index and the MSCI World Growth Index exclude the effect of taxes, fees and sales charges. Investors cannot invest directly in an average or an index. See descriptions of benchmarks on page 59.

†	The CDSC is 5% for periods of one year or less, 2% for the five-year period and 0% since inception.
††	The CDSC is 1% for periods of 18 months or less.
†††	From October 31, 1995.
ø	From November 2, 1995.
øø	From April 25, 1996.
øøø	From April 30, 1996.
‡	From May 31, 1999.

Largest Portfolio Changes
During Past Six Months

Largest Purchases

Nintendo (Japan)*
Tyco International (US)*
Medtronic (US)*
Altria Group (US)*
Motorola (US)*
Alcatel (France)
Elan (ADR) (Ireland)*
Koninklijke Ahold (Netherlands)*
Vivendi Universal (France)*
Medco Health Solutions (US)*

Largest Sales

Guidant (US)**
Siemens (Germany)**
Credit Suisse Group (Switzerland)**
Atlas Copco (Sweden)**
Dell (US)
Forest Laboratories (US)**
Boston Scientific (US)**
Bank One (US)**
Merrill Lynch (US)**
Coach (US)**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

9

Performance and Portfolio Overview
Seligman Global Growth Fund

Country Allocation
April 30, 2004

	Fund	MSCI World Index

North America (Developed)	44.87%	57.13%

Canada	2.02	2.58
United States	42.85	54.55

Europe (Total)	38.40	29.55

Europe (Economic and Monetary Union)	20.48	14.01

Austria	—	0.12
Belgium	—	0.48
Finland	—	0.62
France	10.95	4.10
Germany	1.64	2.92
Ireland	4.41	0.33
Italy	0.75	1.66
Luxembourg	0.06	—
Netherlands	2.67	2.07
Portugal	—	0.16
Spain	—	1.55

Europe (Other)	17.92	15.54

Denmark	—	0.33
Norway	—	0.21
Sweden	2.04	1.01
Switzerland	3.79	3.15
United Kingdom	12.09	10.84

Japan	7.99	9.83

Asia (Developed)	0.30	3.28

Australia	—	2.13
Hong Kong	0.30	0.70
New Zealand	—	0.09
Singapore	—	0.36

Asia (Emerging)	5.26	—

South Korea	5.26	—

Europe, Middle East and Africa (Emerging)	—	0.21

Greece	—	0.21

Other Assets Less Liabilities	3.18	—

Total	100.00%	100.00%

Largest Portfolio Holdings
April 30, 2004

Security	Value	Percent of Net Assets

Elan (ADR)	$2,820,960	4.41
Vodafone Group	2,322,477	3.63
Gillette	2,160,576	3.38
Samsung Electronics (GDR)	1,764,375	2.76
Tyco International	1,526,220	2.39
Alcatel	1,477,277	2.31
Cendant	1,449,216	2.27
Nintendo	1,394,112	2.18
Altria Group	1,390,038	2.17
Medtronic	1,352,328	2.11

Largest Industries
April 30, 2004

10

Portfolio of Investments
April 30, 2004
Seligman Global Growth Fund

	Shares	Value
Common Stocks 96.82%

Canada 2.02%

Research In Motion* (Communications Equipment)	14,900	$1,292,650

France 10.95%

Alcatel (Communications Equipment)	100,900	1,477,277
Alstom (Capital Goods)	180,100	336,438
AXA (Insurance)	29,100	607,130
Essilor International (Health Care Equipment and Services)	6,700	390,502
M6 Metropole Television (Media)	24,100	698,935
Pernod Ricard (Consumer Staples)	2,600	327,311
Pinault-Printemps-Redoute* (Retailing)	10,651	1,093,351
Total (Energy)	5,700	1,051,048
Vivendi Universal (Media)	41,200	1,022,894

		7,004,886

Germany 1.64%

Allianz (Insurance)	1,700	179,571
Muenchener Rueckversicherungs-Gesellschaft* (Insurance)	8,085	868,676

		1,048,247

Hong Kong 0.30%

China Merchants Holdings International (Capital Goods)	166,000	193,993

Ireland 4.41%

Elan* (ADR) (Pharmaceuticals and Biotechnology)	130,600	2,820,960

Italy 0.75%

Finmeccanica (Capital Goods)	632,100	479,659

Japan 7.99%

Dentsu (Media)	65	181,987
Fast Retailing (Retailing)	7,000	542,012
Mitsubishi Tokyo Financial Group (Banks)	64	562,461
Nintendo (Software and Services)	14,900	1,394,112
ORIX (Diversified Financials)	6,800	714,229
Sumitomo Mitsui Financial Group (Banks)	78	582,930
Trend Micro (Software and Services)	15,500	583,801
UFJ Holdings (Banks)	90	548,012

		5,109,544

Luxembourg 0.06%

SES Global (FDR) (Telecommunication Services)	4,149	39,653

Netherlands 2.67%

European Aeronautic Defence and Space (Capital Goods)	30,375	763,523
Koninklijke Ahold* (Consumer Staples)	122,800	942,673

		1,706,196

South Korea 5.26%

Kia Motors (Automobiles and Components)	67,060	619,534
LG Electronics (Consumer Durables and Apparel)	16,270	977,596
Samsung Electronics (GDR)† (Semiconductors and Semiconductor Equipment)	7,500	1,764,375

		3,361,505

Sweden 2.04%

Telefonaktiebolaget LM Ericsson* (Communications Equipment)	488,070	1,301,785

Switzerland 3.79%

ABB* (Capital Goods)	211,100	1,197,110
Roche Holding (Pharmaceuticals and Biotechnology)	11,723	1,224,426

		2,421,536

United Kingdom 12.09%

Capita Group (Commercial Services and Supplies)	137,565	755,082
Carphone Warehouse Group (Retailing)	312,100	789,292
Dixons Group (Retailing)	145,700	399,765
EMI Group (Media)	144,100	656,311
GlaxoSmithKline (Pharmaceuticals and Biotechnology)	19,300	398,529
Imperial Tobacco Group (Consumer Staples)	59,000	1,303,738
Kingfisher (Retailing)	102,971	515,179
Reuters Group (Media)	90,400	594,675
Vodafone Group (Telecommunication Services)	961,800	2,322,477

		7,735,048

United States 42.85%

Altera*(Semiconductors and Semiconductor Equipment)	17,400	348,087
Altria Group (Consumer Staples)	25,100	1,390,038
Apache (Energy)	13,600	569,432
Apollo Group (Class A)* (Commercial Services and Supplies)	9,400	854,507
Apple Computer* (Computers and Peripherals)	33,700	867,269
Baxter International (Health Care Equipment and Services)	15,000	474,750
Cendant (Commercial Services and Supplies)	61,200	1,449,216

See footnotes on page 12.

11

Portfolio of Investments
April 30, 2004
Seligman Global Growth Fund

	Shares	Value
United States (continued)

Cisco Systems* (Communications Equipment)	35,200	$734,096
Citigroup (Diversified Financials)	23,700	1,139,733
Colgate-Palmolive (Consumer Staples)	15,700	908,716
Countrywide Financial (Banks)	13,399	794,561
Deere (Capital Goods)	9,800	666,792
Dell* (Computers and Peripherals)	4,200	145,803
eBay* (Retailing)	11,400	909,777
Exxon Mobil (Energy)	15,000	638,250
First Data (Software and Services)	21,900	994,041
General Mills (Consumer Staples)	6,800	331,500
Gillette (Consumer Staples)	52,800	2,160,576
Goldman Sachs Group (Diversified Financials)	2,400	231,600
McKesson (Metals and Mining)	13,200	433,752
Medco Health Solutions* (Health Care Equipment and Services)	28,900	1,023,060
Medtronic (Health Care Equipment and Services)	26,800	1,352,328
Microsoft (Software and Services)	13,900	360,914
Motorola (Communications Equipment)	73,400	1,339,550
Noble* (Energy)	18,400	683,744
Pfizer (Pharmaceuticals and Biotechnology)	20,500	733,080
Red Hat* (Software and Services)	25,200	571,662
Smith International* (Energy)	16,800	919,800
Symantec* (Software and Services)	7,200	324,396
Tyco International (Capital Goods)	55,600	1,526,220
Waste Management (Commercial Services and Supplies)	27,200	772,480
XM Satellite Radio Holdings (Class A)* (Media)	20,300	486,286
Yahoo!* (Software and Services)	25,200	1,273,734

		27,409,750

Total Investments (Cost $57,312,930) 96.82%		61,925,412

Other Assets Less Liabilities 3.18%		2,033,565

Net Assets 100.00%		$63,958,977

ADR – American Depositary Receipts.
FDR – Fiduciary Depositary Receipts.
GDR – Global Depositary Receipts.
* Non-income producing security.
† The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
See Notes to Financial Statements.

12

Performance and Portfolio Overview
Seligman Global Smaller Companies Fund

Investment Results

Total Returns

For Periods Ended April 30, 2004

		Average Annual

Class A**	Six Months*	One Year	Five Years	Ten Years	Class B Since Inception 4/22/96		Class C Since Inception 5/27/99	Class I Since Inception 11/30/01

With Sales Charge	6.95%	40.89%	(1.03)%	4.21%	n/a		n/a	n/a
Without Sales Charge	12.31	47.99	(0.05)	4.71	n/a		n/a	n/a
Class B**

With CDSC†	6.91	41.89	(1.18)	n/a	n/a		n/a	n/a
Without CDSC	11.91	46.89	(0.81)	n/a	0.11%		n/a	n/a
Class C**

With Sales Charge and CDSC††	9.67	44.42	n/a	n/a	n/a		(1.07)%	n/a
Without Sales Charge and CDSC	11.79	46.83	n/a	n/a	n/a		(0.87)	n/a
Class D**

With 1% CDSC	10.79	45.83	n/a	n/a	n/a		n/a	n/a
Without CDSC	11.79	46.83	(0.81)	3.91	n/a		n/a	n/a
Class I**	12.59	48.83	n/a	n/a	n/a		n/a	5.96%

Class R**

With 1% CDSC	11.14	46.76	n/a	n/a	n/a		n/a	n/a
Without CDSC	12.14	47.76	n/a	n/a	n/a		n/a	n/a

Citigroup Broad Market Less Than US $2 Billion Index***	11.35	51.80	8.99	8.23	7.36		5.62	17.11

Citigroup EM Index World	14.57	55.93	5.74	4.60	4.29		6.39	18.82

Lipper Global Small Cap Funds Average***	9.50	46.08	6.08	6.72	5.41	ø	6.25	9.42

Net Asset Value Per Share
	Class A	Class B	Class C	Class D	Class I	Class R

4/30/04	$13.23	$12.03	$12.04	$12.04	$13.41	$13.21
10/31/03	11.78	10.75	10.77	10.77	11.91	11.78
4/30/03	8.94	8.19	8.20	8.20	9.01	8.94

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance quoted represents past performance. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

With respect to Class I shares, the Manager voluntarily reimbursed certain expenses for the fiscal year ended October 31, 2002. Absent such reimbursement, returns which include that period would be lower.

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. The stocks of smaller companies may be subject to above-average risk.

(See footnotes on page 14.)

13

Performance and Portfolio Overview
Seligman Global Smaller Companies Fund

(Continued from page 13.)

*	Returns for periods of less than one year are not annualized.
**

Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D and R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns of Class I shares are calculated without any sales charges.

***

The Citigroup Broad Market Less Than US $2 Billion Index (“Citigroup Index”), Citigroup Extended Market Index World (Citigroup EM Index World) and the Lipper Global Small Cap Funds Average are unmanaged benchmarks that assume reinvestment of distributions. The Lipper Global Small Cap Funds Average excludes the effect of sales charges and taxes, and the Citigroup indices exclude the effect of taxes, fees and sales charges. The Citigroup Broad Market Less Than US $2 Billion Index has replaced the Citigroup EM Index World as a benchmark because the Citigroup Broad Market Less Than US $2 Billion Index is the benchmark used by Wellington Management to measure its performance. Investors cannot invest directly in an average or an index. See descriptions of benchmarks on page 59.

†	The CDSC is 5% for periods of one year or less, 2% for the five-year period and 0% since inception.
††	The CDSC is 1% for periods of 18 months or less.
ø	From April 25, 1996.

Largest Portfolio Changes
During Past Six Months

Largest Purchases

Credence Systems (US)*
Hutchinson Technology (US)*
Alstom (France)*
Misys (UK)*
Wheeling-Pittsburgh (US)*
Kobayashi Pharmaceutical (Japan)*
NewAlliance Bancshares (US)*
Aggreko (UK)*
Asyst Technologies (US)
Nexstar Broadcasting Group (US)*

Largest Sales

EMI Group (UK)**
Randstad Holding (Netherlands)**
Banca Popolare di Milano (Italy)**
Activision (US)**
InVision Technologies (US)**
Fielmann (Germany)**
FamilyMart (Japan)**
Kirin Beverage (Japan)
NetBank (US)**
Securicor (UK)**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

14

Performance and Portfolio Overview
Seligman Global Smaller Companies Fund

Country Allocation
April 30, 2004

	Fund	Citigroup Broad Market Less Than US $2 Billion Index

North America (Developed)	53.24%	51.29%

Canada	3.40	4.79
United States	49.84	46.50

Europe (Total)	22.20	22.00

Europe (Economic and Monetary Union)	12.96	9.45

Austria	—	0.38
Belgium	—	0.52
Finland	0.67	0.87
France	4.96	1.64
Germany	1.77	1.48
Ireland	—	0.62
Italy	3.05	1.24
Netherlands	2.33	1.39
Portugal	—	0.14
Spain	0.18	1.17

Europe (Other)	9.24	12.55

Czech Republic	—	0.02
Denmark	1.66	0.73
Norway	—	0.55
Sweden	1.20	1.08
Switzerland	1.34	1.81
United Kingdom	5.04	8.36

Japan	15.40	18.04

Asia (Developed)	3.82	6.03

Australia	1.34	3.22
Hong Kong	0.73	1.65
New Zealand	0.98	0.36
Singapore	0.77	0.80

Asia (Emerging)	3.41	1.82

China	0.74	—
New Guinea	0.30	—
South Korea	2.37	1.82

Latin America (Emerging)	0.61	—

Mexico	0.61	—

Europe, Middle East and Africa (Emerging)	1.18	0.82

Greece	1.18	0.47
Hungary	—	0.06
Iceland	—	0.19
Slovenia	—	0.10

Other	0.51	—

Bermuda	0.51	—

Other Assets Less Liabilities	(0.37)	—

Total	100.00%	100.00%

Largest Portfolio Holdings
April 30, 2004

Security	Value	Percent of Net Assets

Remy Cointreau	$1,609,525	0.89
Carlsberg (Class B)	1,605,414	0.89
NRJ Group	1,575,637	0.87
Biosite	1,447,955	0.80
Itron	1,430,785	0.79
77 Bank	1,362,276	0.75
Joyo Bank	1,357,116	0.75
PolyMedica	1,350,483	0.75
Kobayashi Pharmaceutical	1,318,285	0.73
Denbury Resources	1,305,590	0.72

Largest Industries
April 30, 2004

15

Portfolio of Investments
April 30, 2004
Seligman Global Smaller Companies Fund

	Shares	Value
Common Stocks 100.37%

Australia 1.34%

Adsteam Marine (Transportation)	459,900	$505,307
AWB (Consumer Staples)	135,087	466,783
John Fairfax Holdings (Media)	243,471	584,220
Iress Market Technology (Software and Services)	36,800	82,620
Multiplex Group (Capital Goods)	165,169	415,251
STW Communications Group (Media)	157,718	375,181

		2,429,362

Bermuda 0.51%

Platinum Underwriters Holdings (Insurance)	29,000	927,420

Canada 3.40%

Dundee Real Estate Investment Trust (Real Estate)	46,500	783,140
Dundee Wealth Management (Diversified Financials)	115,200	735,230
Gildan Activewear (Class A)* (Consumer Durables and Apparel)	27,500	802,175
GMP Capital (Diversified Financials)	44,937	617,843
GMP Capital† (Diversified Financials)	21,500	295,605
Northgate Exploration* (Metals and Mining)	454,000	799,040
OPTI Canada† (Energy)	46,700	677,848
Ritchie Bros. Auctioneers (Commercial Services and Supplies)	16,500	969,375
Western Oil Sands (Class A)* (Energy)	21,000	478,665

		6,158,921

China 0.74%

Beijing Capital International Airport (Transportation)	1,964,000	599,633
China Oilfield Services (Energy)	2,608,000	746,027

		1,345,660

Denmark 1.66%

Carlsberg (Class B) (Consumer Staples)	32,547	1,605,414
Danisco (Consumer Staples)	12,330	582,836
FLS Industries (Class B)* (Capital Goods)	62,350	810,555

		2,998,805

Finland 0.67%

Orion Yhtyma (Class B) (Pharmaceuticals and Biotechnology)	21,739	558,575
TietoEnator (Software and Services)	22,200	658,177

		1,216,752

France 4.96%

Alstom* (Capital Goods)	662,000	1,236,655
April Group (Insurance)	31,301	610,529
Bacou-Dalloz (Commercial Services and Supplies)	10,324	775,937
Cegedim (Health Care Equipment and Services)	10,500	716,611
Financiere Marc de Lacharriere (Consumer Durables and Apparel)	5,995	234,007
Havas* (Media)	210,550	1,155,097
Marionnaud Perfumeries (Retailing)	11,600	415,562
Nexans (Capital Goods)	19,400	649,171
NRJ Group (Media)	73,612	1,575,637
Remy Cointreau (Consumer Staples)	48,500	1,609,525

		8,978,731

Germany 1.77%

Aixtron (Semiconductors and Semiconductor Equipment)	45,538	260,350
Elmos Semiconductor (Semiconductors and Semiconductor Equipment)	29,347	440,489
Funkwerk (Communications Equipment)	10,400	347,361
Hochtief (Capital Goods)	26,000	726,497
Jenoptik (Semiconductors and Semiconductor Equipment)	34,800	413,353
Schwarz Pharma (Pharmaceuticals and Biotechnology)	21,110	596,012
Singulus Technologies* (Capital Goods)	21,300	424,999

		3,209,061

Greece 1.18%

Aktor (Capital Goods)	114,059	609,214
Intralot (Hotels, Restaurants and Leisure)	22,000	404,053
Piraeus Bank (Banks)	57,400	678,026
Titan Cement (Construction Materials)	9,730	441,280

		2,132,573

Hong Kong 0.73%

Far East Pharmaceutical Technology (Pharmaceuticals and Biotechnology)	2,316,700	310,763
First Pacific* (Diversified Financials)	1,954,000	451,583
i-CABLE Communications (Media)	1,466,000	559,668

		1,322,014

Italy 3.05%

Amplifon (Health Care Equipment and Services)	19,464	597,533
Brembo (Automobiles and Components)	99,854	708,254

See footnotes on page 19.

16

Portfolio of Investments
April 30, 2004
Seligman Global Smaller Companies Fund

	Shares	Value
Italy (continued)

Caltagirone Editore (Media)	82,350	$623,001
Hera (Utilities)	460,900	925,895
Permasteelisa (Capital Goods)	36,300	606,566
Pirelli (Real Estate)	11,100	389,633
Sorin* (Health Care Equipment and Services)	184,425	516,584
Tod’s (Consumer Durables and Apparel)	31,270	1,146,450

		5,513,916

Japan 15.40%

77 Bank (Banks)	227,000	1,362,276
Aichi Bank (Banks)	8,700	589,390
Asatsu-DK (Media)	15,800	446,387
Avex (Media)	27,300	463,356
Bank of Fukuoka (Banks)	82,000	428,453
Bellsystem24 (Commercial Services and Supplies)	2,400	519,460
Canon Sales (Office Electronics)	41,000	535,138
Coca-Cola West (Consumer Staples)	33,900	764,131
Fujimi (Chemicals)	16,300	489,064
Fujitsu Support and Service (Software and Services)	29,100	487,954
Futaba (Capital Goods)	26,300	686,400
Hitachi Maxell (Computers and Peripherals)	38,000	548,755
Hitachi Medical (Health Care Equipment and Services)	41,000	531,445
Hokuto (Consumer Staples)	23,800	371,398
Hosiden (Electronic Equipment and Instruments)	58,500	802,968
House Foods (Consumer Staples)	33,000	446,268
INES (Software and Services)	65,500	662,542
Japan Securities Finance (Diversified Financials)	82,000	520,417
Joyo Bank (Banks)	350,000	1,357,116
Kadokawa Holdings (Media)	7,100	257,340
Kirin Beverage (Consumer Staples)	17,000	373,196
Kobayashi Pharmaceutical (Health Care Equipment and Services)	49,000	1,318,285
KOSE (Consumer Staples)	15,980	541,616
Meiwa Estate (Real Estate)	17,300	188,909
Milbon (Consumer Staples)	23,700	620,637
Mochida Pharmaceutical (Pharmaceuticals and Biotechnology)	61,000	398,838
Nagaileben (Health Care Equipment and Services)	8,300	148,886
NEC Soft (Software and Services)	16,500	459,838
NEC System Integration & Construction (Capital Goods)	28,100	265,046
Nippon Shinyaku (Pharmaceuticals and Biotechnology)	113,000	633,992
Otsuka Kagu (Retailing)	10,600	383,266
PanaHome (Capital Goods)	126,000	686,882
Pilot (Commercial Services and Supplies)	12	39,399
Shiga Bank (Banks)	227,300	1,150,586
Sumitomo Osaka Cement (Construction Materials)	176,000	435,479
Suruga Bank (Banks)	136,000	1,001,602
Taiyo Ink Manufacturing (Chemicals)	31,000	1,066,852
Takasago International (Chemicals)	62,000	267,017
Tanabe Seiyaku (Pharmaceuticals and Biotechnology)	108,000	1,037,650
THK (Capital Goods)	41,500	793,740
Tokyo Ohka Kogyo (Chemicals)	62,300	1,209,166
Tokyo Tomin Bank (Banks)	31,000	770,908
Toppan Forms (Commercial Services and Supplies)	56,000	752,318
Towa Pharmaceutical (Pharmaceuticals and Biotechnology)	22,000	467,412
Tsuruha (Consumer Staples)	22,600	587,705

		27,869,483

Mexico 0.61%

Grupo Financiero Banorte (Banks)	116,600	414,201
Kimberly-Clark de Mexico (Consumer Staples)	259,300	687,994

		1,102,195

Netherlands 2.33%

AM (Capital Goods)	61,400	558,108
Chicago Bridge & Iron (NY shares) (Capital Goods)	36,300	1,043,625
CSM (Consumer Staples)	32,919	806,069
Equant* (Telecommunication Services)	117,400	864,217
Laurus* (Consumer Staples)	390,843	532,003
Unit 4 Agresso* (Software and Services)	30,500	415,843

		4,219,865

New Guinea 0.30%

Oil Search (Energy)	655,920	545,966

New Zealand 0.98%

Air New Zealand* (Transportation)	1,643,619	430,532
Carter Holt Harvey (Paper and Forest Products)	446,406	582,789
Warehouse Group (Retailing)	278,816	759,688

		1,773,009

Singapore 0.77%

MobileOne (Telecommunication Services)	939,000	809,112
SembCorp Logistics (Transportation)	555,000	586,210

		1,395,322

See footnotes on page 19.

17

Portfolio of Investments
April 30, 2004
Seligman Global Smaller Companies Fund

	Shares	Value
South Korea 2.37%

Curitel Communications* (Communications Equipment)	92,000	$273,745
Daegu Bank (Banks)	99,090	565,048
Daewoo Securities* (Diversified Financials)	154,180	570,003
Korea Exchange Bank* (Banks)	112,210	586,388
LG Household and Health Care (Consumer Staples)	30,198	908,547
Pantech* (Communications Equipment)	24,160	174,762
Pusan Bank (Banks)	55,010	319,575
Reigncom (Retailing)	4,093	370,724
Samsung Securities (Diversified Financials)	25,750	528,404

		4,297,196

Spain 0.18%

Prosegur, Compania de Seguridad (Commercial Services and Supplies)	19,512	316,615

Sweden 1.20%

Eniro (Media)	108,000	874,634
JM (Real Estate)	44,400	781,020
Teleca (Class B) (Software and Services)	91,870	517,867

		2,173,521

Switzerland 1.34%

Bachem Holding (Pharmaceuticals and Biotechnology)	11,180	631,561
Baloise Holding (Insurance)	21,180	852,367
Converium Holding (Insurance)	9,457	493,483
Helvetia Patria Holding (Insurance)	498	85,766
Tecan (Health Care Equipment and Services)	9,600	359,603

		2,422,780

United Kingdom 5.04%

Aggreko (Commercial Services and Supplies)	406,800	1,156,771
Bespak (Health Care Equipment and Services)	26,500	257,416
Cambridge Antibody Technology Group* (Pharmaceuticals and Biotechnology)	65,400	657,582
FirstGroup (Transportation)	166,100	790,527
Hiscox (Insurance)	137,000	386,519
Kesa Electricals (Retailing)	62,279	308,858
London Stock Exchange (Diversified Financials)	122,103	753,568
Misys (Software and Services)	352,460	1,290,255
Novar (Capital Goods)	279,500	634,020
PHS Group (Commercial Services and Supplies)	391,479	582,756
De La Rue (Commercial Services and Supplies)	158,900	928,836
SurfControl* (Software and Services)	34,678	367,270
Tullow Oil (Energy)	184,900	283,763
VT Group (Capital Goods)	151,372	719,857

		9,117,998

United States 49.84%

1-800 Contacts* (Health Care Equipment and Services)	48,000	850,320
Abgenix* (Pharmaceuticals and Biotechnology)	76,000	1,237,280
Acadia Realty Trust (Real Estate)	84,000	1,055,040
Adaptec* (Communications Equipment)	104,500	816,145
AFC Enterprises* (Hotels, Restaurants and Leisure)	13,000	292,500
AGCO* (Capital Goods)	48,700	937,475
Alliant Techsystems* (Capital Goods)	17,000	1,007,930
American Home Mortgage Holdings (Real Estate)	32,500	771,225
AmSurg* (Health Care Equipment and Services)	27,750	672,660
Applera* (Pharmaceuticals and Biotechnology)	56,500	666,135
Arch Coal (Metals and Mining)	30,500	933,605
ARIAD Pharmaceuticals* (Pharmaceuticals and Biotechnology)	58,500	664,268
Armor Holdings* (Capital Goods)	30,000	991,200
Array BioPharma* (Pharmaceuticals and Biotechnology)	74,000	820,660
Asyst Technologies* (Semiconductors and Semiconductor Equipment)	157,900	1,040,561
Bio-Rad Laboratories (Class A)* (Health Care Equipment and Services)	20,000	1,172,000
Biosite* (Health Care Equipment and Services)	36,500	1,447,955
BISYS Group* (Software and Services)	80,500	1,167,250
Bunge (Consumer Staples)	26,400	978,120
Cabot Oil & Gas (Energy)	27,500	981,750
Charming Shoppes* (Retailing)	103,000	726,150
CONMED* (Health Care Equipment and Services)	23,000	567,525
Credence Systems* (Semiconductors and Semiconductor Equipment)	106,000	1,177,660
CV Therapeutics* (Pharmaceuticals and Biotechnology)	88,300	1,272,403
Denbury Resources* (Energy)	71,500	1,305,590
DigitalNet Holdings* (Software and Services)	39,900	946,228
EDO (Capital Goods)	39,500	896,650
Electronics Boutique Holdings* (Retailing)	36,800	995,624
Encysive Pharmaceuticals* (Pharmaceuticals and Biotechnology)	108,900	1,091,723
Exelixis* (Pharmaceuticals and Biotechnology)	70,700	641,956
FEI* (Semiconductors and Semiconductor Equipment)	14,800	296,666
Ferro (Chemicals)	36,000	932,040
First Community Bancorp (Banks)	11,900	407,396
First Marblehead* (Diversified Financials)	28,200	836,412
First Republic Bank (Banks)	22,000	838,200
FirstFed Financial* (Banks)	20,000	808,400
Forest Oil* (Energy)	24,400	640,500

See footnotes on page 19.

18

Portfolio of Investments
April 30, 2004
Seligman Global Smaller Companies Fund

	Shares	Value
United States (continued)

GameStop (Class A)* (Retailing)	55,500	$977,355
Great Atlantic & Pacific Tea* (Consumer Staples)	57,000	456,000
Group 1 Automotive* (Retailing)	24,500	846,720
HCC Insurance Holdings (Insurance)	30,000	960,600
Human Genome Sciences* (Pharmaceuticals and Biotechnology)	60,000	731,400
Hutchinson Technology* (Computers and Peripherals)	48,300	1,185,524
Incyte* (Pharmaceuticals and Biotechnology)	99,500	789,532
International Rectifier* (Semiconductors and Semiconductor Equipment)	27,000	1,070,280
Iomega* (Computers and Peripherals)	168,500	857,665
Iron Mountain* (Commercial Services and Supplies)	24,000	1,092,240
Itron* (Electronic Equipment and Instruments)	67,000	1,430,785
Kansas City Life Insurance (Insurance)	12,000	480,660
KFX* (Software and Services)	66,000	665,940
KNBT Bancorp (Banks)	59,000	933,970
Kosan Biosciences* (Pharmaceuticals and Biotechnology)	51,000	704,820
Lin TV (Class A)* (Media)	40,500	910,845
M/I Schottenstein Homes (Consumer Durables and Apparel)	25,300	1,079,045
Magma Design Automation* (Software and Services)	30,400	566,808
Massey Energy (Metals and Mining)	47,500	1,112,450
MAXIMUS* (Software and Services)	24,000	840,000
MedCath* (Health Care Equipment and Services)	66,000	1,001,220
Medical Properties Trust† (Health Care Equipment and Services)	48,200	506,100
Mercury Computer Systems* (Capital Goods)	31,000	694,245
MFA Mortgage Investments (Real Estate)	84,000	748,440
MRV Communications* (Communications Equipment)	213,100	501,851
NBTY* (Consumer Staples)	26,000	966,160
NewAlliance Bancshares* (Banks)	74,400	1,016,304
Nexstar Broadcasting Group (Class A)* (Media)	76,400	934,754
Nuevo Energy* (Energy)	29,000	1,000,500
O’Reilly Automotive* (Retailing)	25,500	1,143,675
One Liberty Properties (Real Estate)	31,900	586,960
OSI Systems* (Electronic Equipment and Instruments)	48,000	1,092,960
ParkerVision* (Communications Equipment)	87,900	431,149
Penn Virginia (Energy)	17,500	1,150,975
PFF Bancorp (Banks)	25,000	936,250
Pilgrim’s Pride (Consumer Staples)	43,000	994,590
PNM Resources (Utilities)	30,000	875,400
PolyMedica (Health Care Equipment and Services)	48,500	1,350,483
Quicksilver Resources* (Energy)	20,500	890,725
Regis (Retailing)	22,200	963,924
REMEC* (Communications Equipment)	95,600	589,852
Rotech Healthcare* (Health Care Equipment and Services)	25,500	663,000
Rudolph Technologies* (Semiconductors and Semiconductor Equipment)	54,000	862,380
ScanSoft* (Software and Services)	167,200	811,756
SCP Pool (Consumer Durables and Apparel)	17,500	703,762
Shaw Group* (Capital Goods)	71,600	859,200
Shurgard Storage Centers (Real Estate)	30,000	999,000
SimpleTech* (Computers and Peripherals)	248,400	979,938
Standard Motor Products (Automobiles and Components)	64,200	937,320
Standard Pacific (Consumer Durables and Apparel)	18,500	933,140
Steel Dynamics* (Metals and Mining)	34,000	818,720
SureBeam (Class A)* (Electronic Equipment and Instruments)	235,000	1,175
Swift Energy* (Energy)	24,000	520,560
Sycamore Networks* (Communications Equipment)	155,000	574,275
Sypris Solutions (Electronic Equipment and Instruments)	55,700	1,068,883
Terex* (Capital Goods)	25,000	821,250
theglobe.comø (Media)	600,000	607,500
TierOne (Banks)	38,000	824,790
Timberland (Class A)* (Consumer Durables and Apparel)	13,900	871,808
UGI (Utilities)	30,400	957,600
Universal Forest Products (Capital Goods)	30,000	813,750
USF (Transportation)	30,500	1,014,278
Value Line (Media)	10,200	659,991
Vintage Petroleum (Energy)	66,400	1,000,648
Wheeling-Pittsburgh* (Metals and Mining)	70,200	1,186,380
XM Satellite Radio Holdings (Class A)* (Media)	34,500	826,447
Yankee Candle* (Consumer Durables and Apparel)	35,000	947,800

		90,219,709

Total Investments (Cost $172,866,437) 100.37%		181,686,874

Other Assets Less Liabilities (0.37)%		(661,683)

Net Assets 100.00%		$181,025,191

*	Non-income producing security.
†	The security may be offered and sold only to “qualified institutional sellers” under Rule 144A of the Securities Act of 1933.
ø	Warrants attached.
See Notes to Financial Statements.

19

Performance and Portfolio Overview
Seligman Global Technology Fund

Investment Results

Total Returns
For Periods Ended April 30, 2004

		Average Annual

Class A**	Six Months*	One Year	Five Years	Class A, D Since Inception 5/23/94		Class B Since Inception 4/22/96		Class C Since Inception 5/27/99

With Sales Charge	(5.48)%	23.63%	(1.55)%	11.02%		n/a		n/a
Without Sales Charge	(0.76)	29.79	(0.58)	11.57		n/a		n/a
Class B**

With CDSC†	(6.07)	23.82	(1.65)	n/a		n/a		n/a
Without CDSC	(1.12)	28.82	(1.37)	n/a		5.91%		n/a
Class C**

With Sales Charge and CDSC††	(3.11)	26.43	n/a	n/a		n/a		(1.97)%
Without Sales Charge and CDSC	(1.12)	28.66	n/a	n/a		n/a		(1.78)
Class D**

With 1% CDSC	(2.12)	27.73	n/a	n/a		n/a		n/a
Without CDSC	(1.13)	28.73	(1.36)	10.68		n/a		n/a
Class R**

With 1% CDSC	(1.84)	28.57	n/a	n/a		n/a		n/a
Without CDSC	(0.85)	29.57	n/a	n/a		n/a		n/a

MSCI World Index***	8.67	30.05	(1.74)	7.28	øø	5.46	‡	(1.02)‡‡

Lipper Global Funds Average***	7.90	30.71	0.90	7.57	ø	1.95		1.54

Lipper Science & Technology Funds Average***	(4.43)	32.50	(7.29)	11.06	ø	5.12	øøø	(6.71)

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class R

4/30/04	$11.72	$10.55	$10.55	$10.53	$11.70
10/31/03	11.81	10.67	10.67	10.65	11.80
4/30/03	9.03	8.19	8.20	8.18	9.03

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance quoted represents past performance. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Investing in one economic sector, such as technology, may be subject to greater price fluctuations than a portfolio of diversified investments. Due to recent volatility in the technology markets, current performance may be significantly lower than set forth above.

(See footnotes on page 21.)

20

Performance and Portfolio Overview
Seligman Global Technology Fund

(Continued from page 20.)

*	Returns for periods of less than one year are not annualized.
**

Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D and R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase.

***

The MSCI World Index, the Lipper Global Funds Average and the Lipper Science & Technology Funds Average are unmanaged benchmarks that assume reinvestment of distributions except that for periods prior to June 30, 2001, the MSCI World Index measured price performance only. The Lipper Global Funds Average and the Lipper Science & Technology Funds Average exclude the effect of sales charges and taxes and the MSCI World Index excludes the effect of taxes, fees and sales charges. Investors cannot invest directly in an average or an index. See descriptions of benchmarks on page 59.

†	The CDSC is 5% for periods of one year or less, 2% for the five-year period and 0% from inception.
††	The CDSC is 1% for periods of 18 months or less.
ø	From May 26, 1994.
øø	From May 31, 1994.
øøø	From April 25, 1996.
‡	From April 30, 1996.
‡‡	From May 31, 1999.

Largest Portfolio Changes
During the Six Months Ended April 30, 2004

Largest Purchases

Avocent (US)*
Canon (Japan)*
Avid Technology (US)*
BMC Software (US)
MEMC Electronic Materials (US)*
FileNet (US)*
Hon Hai Precision Industry (Taiwan)*
VERITAS Software (US)*
Citrix Systems (US)
Check Point Software Technologies (Israel)*

Largest Sales

Lexmark International (US)
Yokogawa Electric (Japan)
Affiliated Computer Services (Class A) (US)**
Dai Nippon Printing (Japan)**
Fujikura (Japan)**
Symantec (US)
Interflex (South Korea)
NEC (Japan)**
VimpelCom (ADR) (Russia)**
Nikon (Japan)**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

21

Performance and Portfolio Overview
Seligman Global Technology Fund

Country Allocation
April 30, 2004

	Fund	MSCI World Index

North America (Developed)	65.05%	57.13%

Canada	0.25	2.58
United States	64.80	54.55

Europe (Total)	6.99	29.76

Europe (Economic and Monetary Union)	4.97	14.01

Austria	—	0.12
Belgium	—	0.48
Finland	0.78	0.62
France	0.51	4.10
Germany	1.81	2.92
Ireland	—	0.33
Italy	0.85	1.66
Netherlands	1.02	2.07
Portugal	—	0.16
Spain	—	1.55

Europe (Other)	2.02	15.75

Denmark	—	0.33
Greece	—	0.21
Norway	—	0.21
Sweden	—	1.01
Switzerland	1.31	3.15
United Kingdom	0.71	10.84

Japan	10.79	9.83

Asia (Developed)	—	3.28

Australia	—	2.13
Hong Kong	—	0.70
New Zealand	—	0.09
Singapore	—	0.36

Asia (Emerging)	7.08	—

South Korea	2.74	—

Taiwan	4.34	—

Europe, Middle East and Africa (Emerging)	0.99	—

Israel	0.99	—

Other	1.54	—

Bermuda	1.54	—

Other Assets Less Liabilities	7.56	—

Total	100.00%	100.00%

Largest Portfolio Holdings
April 30, 2004

Security	Value	Percent of Net Assets

Symantec (US)	$19,161,891	3.89
Amdocs (US)	18,794,745	3.81
Autodesk (US)	14,933,178	3.03
Laboratory Corporation of America Holdings (US)	13,666,586	2.77
Microsoft (US)	13,613,450	2.76
Synopsys (US)	13,500,725	2.74
Quest Diagnostics (US)	11,117,330	2.25
Cisco Systems (US)	11,090,689	2.25
Intel (US)	9,914,415	2.01
Computer Associates International (US)	9,233,364	1.87

Largest Industries
April 30, 2004

22

Portfolio of Investments
April 30, 2004
Seligman Global Technology Fund

	Shares	Value
Common Stock 92.44%

Australia 0.00%

United Customer Management Solutions* (IT Consulting and Services)	1,289,200	$—

Bermuda 1.54%

Accenture (Class A)* (IT Consulting and Services)	320,100	7,608,777

Canada 0.25%

Cognos* (Application Software)	39,100	1,233,019

Finland 0.78%

TietoEnator (IT Consulting and Services)	129,500	3,839,365

France 0.51%

Alcatel* (Communications Equipment)	173,000	2,532,893

Germany 1.81%

Infineon Technologies* (Semiconductors)	297,956	3,778,022
SAP (Application Software)	34,300	5,166,708

		8,944,730

Israel 0.99%

Check Point Software Technologies* (Systems Software)	208,000	4,874,480

Italy 0.85%

e.Biscom* (Telecommunication Services)	70,800	4,183,996

Japan 10.79%

Brother Industries (Office Electronics)	511,000	4,995,478
Canon (Office Electronics)	163,000	8,535,977
Hoya (Electronic Equipment and Instruments)	83,400	9,020,289
JSR (Chemicals)	125,000	2,604,128
Matsushita Electric Industrial (Consumer Durables and Apparel)	349,800	5,161,474
NEC (Computers and Peripherals)	878,000	6,787,909
Omron (Electronic Equipment and Instruments)	205,500	4,985,168
Square Enix (Home Entertainment Software)	135,000	3,825,605
Tokyo Electron (Semiconductor Equipment)	40,600	2,431,449
Toshiba (Computers and Peripherals)	533,000	2,419,758
Yokogawa Electric (Electronic Equipment and Instruments)	182,900	2,444,172

		53,211,407

Netherlands 1.02%

ASML Holding (NY shares)* (Semiconductor Equipment)	159,800	2,484,890
Koninklijke (Royal) Philips Electronics* (Consumer Durables and Apparel)	94,100	2,537,613

		5,022,503

South Korea 2.74%

Daibeck Advanced Materials (Chemicals)	110,880	2,311,954
Interflex (Electronic Equipment and Instruments)	115,700	2,936,924
LG Electronics (Consumer Durables and Apparel)	38,900	2,337,338
Mirae* (Semiconductor Equipment)	996,790	931,403
Top Engineering* (Capital Goods)	175,000	2,322,298
You Eal Electronics (Electronic Equipment and Instruments)	83,000	2,706,563

		13,546,480

Switzerland 1.31%

Leica Geosystems* (Electronic Equipment and Instruments)	42,150	6,450,185

Taiwan 4.34%

AU Optronics (Electronic Equipment and Instruments)	1,290,000	2,645,651
Catcher Technology (Computers and Peripherals)	689,000	2,903,144
Hon Hai Precision Industry (Electronic Equipment and Instruments)	1,183,000	4,641,502
Ichia Technologies (Computers and Peripherals)	612,000	1,555,901
King Yuan Electronics* (Semiconductor Equipment)	2,021,000	2,476,182
Quanta Computer (Computers and Peripherals)	862,000	1,808,206
Taiwan Semiconductor Manufacturing* (Semiconductors)	1,463,000	2,515,556
United Microelectronics (Semiconductors)	3,220,000	2,850,797

		21,396,939

United Kingdom 0.71%

Marconi* (Communications Equipment)	329,300	3,490,641

United States 64.80%

Advanced Micro Devices* (Semiconductors)	599,500	8,524,890
Amdocs* (Application Software)	707,900	18,794,745
AmeriTrade Holding* (Diversified Financials)	168,300	2,054,943
Amkor Technology* (Semiconductor Equipment)	522,100	4,221,178
Amphenol (Class A)* (Electronic Equipment and Instruments)	241,400	7,630,654

See footnotes on page 24.

23

Portfolio of Investments
April 30, 2004
Seligman Global Technology Fund

	Shares	Value
United States (continued)

Autodesk (Application Software)	445,700	$14,933,178
Avid Technology* (Computers and Peripherals)	156,900	7,486,484
Avocent* (Communications Equipment)	228,700	7,335,553
Beckman Coulter (Health Care Equipment and Services)	46,500	2,596,560
BMC Software* (Systems Software)	530,800	9,182,840
Brocade Communications Systems* (Communications Equipment)	444,200	2,378,691
Cisco Systems* (Communications Equipment)	531,800	11,090,689
Citrix Systems* (Application Software)	372,600	7,096,167
Computer Associates International (Systems Software)	344,400	9,233,364
Conexant Systems* (Semiconductors)	821,500	3,577,633
Dell* (Computers and Peripherals)	167,700	5,821,705
Electronics For Imaging* (Computers and Peripherals)	94,200	2,387,970
FileNet* (Application Software)	203,000	5,573,365
Fisher Scientific International* (Health Care Equipment and Services)	74,200	4,344,410
Hewlett-Packard (Computers and Peripherals)	381,000	7,505,700
Hyperion Solutions* (Application Software)	164,400	6,295,698
Intel (Semiconductors)	385,400	9,914,415
InterActive* (Retailing)	191,100	6,089,401
International Business Machines (Computers and Peripherals)	28,600	2,521,662
Itron* (Electronic Equipment and Instruments)	61,400	1,311,197
KLA-Tencor* (Semiconductor Equipment)	75,200	3,133,960
Laboratory Corporation of America Holdings* (Health Care Equipment and Services)	343,900	13,666,586
Lam Research* (Semiconductor Equipment)	107,500	2,376,825
Lawson Software* (Application Software)	312,200	2,208,815
Lexmark International (Class A)* (Computers and Peripherals)	57,100	5,165,266
Lucent Technologies* (Communications Equipment)	800,100	2,696,337
Magma Design Automation* (Application Software)	185,900	3,466,106
Marvell Technology Group* (Semiconductors)	238,400	9,232,040
Mattson Technology* (Semiconductor Equipment)	119,700	1,176,053
Maxim Integrated Products (Semiconductor Equipment)	54,400	2,501,584
MEMC Electronic Materials* (Semiconductor Equipment)	692,100	5,516,037
Microsoft (Systems Software)	524,300	13,613,450
National Semiconductor* (Semiconductors)	109,600	4,470,584
Novellus Systems* (Semiconductor Equipment)	78,900	2,285,339
Oracle* (Systems Software)	443,800	4,994,969
PeopleSoft* (Application Software)	227,600	3,840,750
QUALCOMM (Communications Equipment)	56,900	3,554,259
Quest Diagnostics* (Health Care Equipment and Services)	131,800	11,117,330
St. Jude Medical* (Health Care Equipment and Services)	63,000	4,804,380
SunGard Data Systems* (IT Consulting and Services)	286,800	7,476,876
Symantec* (Systems Software)	425,300	19,161,891
Symbol Technologies (Electronic Equipment and Instruments)	211,600	2,539,200
Synopsys* (Application Software)	504,700	13,500,725
Take-Two Interactive Software* (Home Entertainment Software)	135,100	3,903,039
VERITAS Software* (Systems Software)	196,500	5,243,603

		319,549,096

Total Investments (Cost $439,692,785) 92.44%		455,884,511

Other Assets Less Liabilities 7.56%		37,265,528

Net Assets 100.00%		$493,150,039

*	Non-income producing security.
See Notes to Financial Statements.

24

Performance and Portfolio Overview
Seligman International Growth Fund

Investment Results

Total Returns
For Periods Ended April 30, 2004

		Average Annual

Class A**	Six Months*	One Year	Five Years	Ten Years	Class B Since Inception 4/22/96		Class C Since Inception 5/27/99		Class I Since Inception 11/30/01

With Sales Charge	8.28%	30.66%	(10.35)%	(1.48)%	n/a		n/a		n/a
Without Sales Charge	13.64	37.19	(9.47)	(1.00)	n/a		n/a		n/a
Class B**

With CDSC†	8.22	31.34	(10.42)	n/a	n/a		n/a		n/a
Without CDSC	13.22	36.34	(10.09)	n/a	(3.82)%		n/a		n/a
Class C**

With Sales Charge and CDSC††	11.10	33.70	n/a	n/a	n/a		(9.76)%		n/a
Without Sales Charge and CDSC	13.20	36.11	n/a	n/a	n/a		(9.57)		n/a
Class D**

With 1% CDSC	12.19	35.24	n/a	n/a	n/a		n/a		n/a
Without CDSC	13.19	36.24	(10.05)	(1.74)	n/a		n/a		n/a
Class I**	14.41	39.30	n/a	n/a	n/a		n/a		5.73%

Class R**

With 1% Sales Charge	12.64	36.19	n/a	n/a	n/a		n/a		n/a
Without Sales Charge	13.64	37.19	n/a	n/a	n/a		n/a		n/a

MSCI EAFE Index***	12.58	40.75	(0.41)	4.19	3.08	ø	0.66	øø	8.06

Lipper International Funds Average***	10.46	36.28	0.20	4.48	3.86	†††	0.99		6.37

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R

4/30/04	$11.25	$10.28	$10.29	$10.30	$11.59	$11.25
10/31/03	9.90	9.08	9.09	9.10	10.13	9.90
4/30/03	8.20	7.54	7.56	7.56	8.32	8.20

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance quoted represents past performance. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

With respect to Class I shares, the Manager voluntarily reimbursed certain expenses for the fiscal year ended October 31, 2002. Absent such reimbursement, returns which include that period would be lower.

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in polictical and economic conditions.

(See footnotes on page 26.)

25

Performance and Portfolio Overview
Seligman International Growth Fund

(Continued from page 25.)

*	Returns for periods of less than one year are not annualized.
**

Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D and R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns of Class I shares are calculated without any sales charges.

***

The MSCI EAFE Index and the Lipper International Funds Average are unmanaged benchmarks that assume reinvestment of distributions except that for periods prior to June 30, 2001, the MSCI EAFE Index measured price performance only. The Lipper International Funds Average excludes the effect of sales charges and taxes and the MSCI EAFE Index excludes the effect of taxes, fees and sales charges. Investors cannot invest directly in an average or an index. See descriptions of benchmarks on page 59.

†	The CDSC is 5% for periods of one year or less, 2% for the five-year period and 0% since inception.
††	The CDSC is 1% for periods of 18 months or less.
†††	From April 25, 1996.
ø	From April 30, 1996.
øø	From May 31, 1999.

Largest Portfolio Changes
During Past Six Months

Largest Purchases

Vodafone Group (UK)
Nintendo (Japan)*
Imperial Tobacco Group (UK)*
Elan (ADR) (Ireland)*
LG Electronics (South Korea)*
Koninklijke Ahold (Netherlands)
Trend Micro (Japan)
M6 Metropole Television (France)
CNOOC (Hong Kong)*
Reuters Group (UK)*

Largest Sales

Credit Suisse Group (Switzerland)**
Atlas Copco (Class A) (Sweden)**
Siemens (Germany)**
Wanadoo (France)**
Burberry Group (UK)**
Empresa Brasileira de Aeronautica “Embraer” (ADR) (Brazil)
MMC Norilsk Nickel (ADR) (Russia)
Techtronic Industries (Hong Kong)**
Bayerische Motoren Werke “BMW” (Germany)**
AstraZeneca (UK)**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

26

Performance and Portfolio Overview
Seligman International Growth Fund

Country Allocation
April 30, 2004

	Fund	MSCI EAFE Index

North America (Developed)	4.31%	—%

Canada	4.31	—

Europe (Total)	66.83	68.94

Europe (Economic and Monetary Union)	38.24	32.69

Austria	—	0.27
Belgium	—	1.13
Finland	—	1.44
France	22.83	9.57
Germany	3.17	6.82
Ireland	6.15	0.76
Italy	1.27	3.88
Luxembourg	0.10	—
Netherlands	4.72	4.82
Portugal	—	0.38
Spain	—	3.62

Europe (Other)	28.59	36.25

Denmark	—	0.77
Norway	1.13	0.49
Sweden	2.72	2.35
Switzerland	5.25	7.35
United Kingdom	19.49	25.29

Japan	15.05	22.93

Asia (Developed)	1.71	7.65

Australia	—	4.97
Hong Kong	1.71	1.63
New Zealand	—	0.21
Singapore	—	0.84

Asia (Emerging)	7.33	—

South Korea	7.33	—

Europe, Middle East and Africa (Emerging)	1.36	0.48

Greece	—	0.48
Russia	1.36	—

Other Assets Less Liabilities	3.41	—

Total	100.00%	100.00%

Largest Portfolio Holdings
April 30, 2004

Security	Value	Percent of Net Assets

Elan (ADR)	$3,315,600	6.15
Vodafone Group	2,190,634	4.06
Research In Motion	2,064,769	3.83
Samsung Electronics (GDR)	1,834,950	3.40
Alcatel	1,650,041	3.06
Roche Holding	1,563,460	2.90
Nintendo	1,543,815	2.86
Carphone Warehouse	1,477,426	2.74
Telefonaktiebolaget LM Ericsson (ADR)	1,468,775	2.72
Imperial Tobacco Group (UK)	1,451,790	2.69

Largest Industries
April 30, 2004

27

Portfolio of Investments
April 30, 2004
Seligman International Growth Fund

	Shares	Value
Common Stock 96.59%

Canada 4.31%

Research In Motion* (Communications Equipment)	23,800	$2,064,769
SNC-Lavalin Group (Capital Goods)	7,287	257,251

		2,322,020

France 22.83%

Alcatel* (Communications Equipment)	112,700	1,650,041
Alstom* (Capital Goods)	306,600	572,747
AXA (Insurance)	33,700	703,102
Club Mediterranee* (Hotels, Restaurants and Leisure)	13,200	538,347
Essilor International (Health Care Equipment and Services)	19,800	1,154,021
M6 Metropole Television (Media)	34,000	986,049
Pernod Ricard (Consumer Staples)	4,500	566,499
Pinault-Printemps-Redoute* (Retailing)	11,897	1,221,256
PSA Peugeot Citroen (Automobiles and Components)	11,300	604,310
Rodriguez Group (Consumer Durables and Apparel)	11,000	602,473
Technip (Energy)	3,900	539,009
Total* (Energy)	7,600	1,401,398
Unibail (Real Estate)	7,700	725,684
Vivendi Universal* (Media)	42,300	1,050,204

		12,315,140

Germany 3.17%

Allianz (Insurance)	2,500	264,076
Freenet.de* (Software and Services)	5,396	466,727
Muenchener Rueckversicherungs-Gesellschaft “MunichRe” (Insurance)	9,100	977,731

		1,708,534

Hong Kong 1.71%

China Merchants Holdings International (Capital Goods)	142,000	165,946
CNOOC (Energy)	20,800	754,624

		920,570

Ireland 6.15%

Elan (ADR)* (Pharmaceuticals and Biotechnology)	153,500	3,315,600

Italy 1.27%

Finmeccanica (Capital Goods)	900,600	683,406

Japan 15.05%

Dentsu* (Media)	109	305,178
Fast Retailing (Retailing)	8,300	642,672
Japan Tobacco (Consumer Staples)	69	553,291
Mitsubishi Tokyo Financial Group (Banks)	71	623,980
Nintendo (Software and Services)	16,500	1,543,815
OBIC (Software and Services)	2,400	518,183
ORIX (Diversified Financials)	8,100	850,773
Sumitomo Electric Industries (Capital Goods)	65,000	593,611
Sumitomo Mitsui Financial Group (Banks)	87	650,191
Trend Micro (Software and Services)	32,500	1,224,100
UFJ Holdings (Banks)	100	608,902

		8,114,696

Luxembourg 0.10%

SES Global (FDR) (Telecommunication Services)	5,924	56,617

Netherlands 4.72%

Koninklijke Ahold* (Consumer Staples)	144,000	1,105,415
European Aeronautic Defence and Space* (Capital Goods)	47,386	1,191,120
Koninklijke Numico* (Consumer Staples)	9,000	248,319

		2,544,854

Norway 1.13%

Tandberg (Communications Equipment)	68,260	611,575

Russia 1.36%

MMC Norilsk Nickel (ADR) (Metals and Mining)	4,700	277,318
LUKOIL (ADR) (Energy)	4,200	457,800

		735,118

South Korea 7.33%

Kia Motors (Automobiles and Components)	85,330	788,321
LG Electronics (Consumer Durables and Apparel)	22,140	1,330,300
Samsung Electronics (GDR)*† (Semiconductors and Semiconductor Equipment)	7,800	1,834,950

		3,953,571

Sweden 2.72%

Telefonaktiebolaget LM Ericsson (ADR)* (Communications Equipment)	55,000	1,468,775

See footnotes on page 29.

28

Portfolio of Investments
April 30, 2004
Seligman International Growth Fund

	Shares	Value
Switzerland 5.25%

ABB* (Capital Goods)	226,130	$1,266,237
Roche Holding (Pharmaceuticals and Biotechnology)	14,969	1,563,460

		2,829,697

United Kingdom 19.49%

Capita Group (Commercial Services and Supplies)	128,250	703,952
Carphone Warehouse (Retailing)	584,200	1,477,426
Dixons Group (Retailing)	208,300	571,524
EMI Group (Media)	225,900	1,028,873
GlaxoSmithKline (Pharmaceuticals and Biotechnology)	27,700	571,982
Imperial Tobacco Group (Consumer Staples)	65,700	1,451,790
Kingfisher (Retailing)	104,840	524,530
Northern Rock (Banks)	30,700	403,631
Reuters Group (Media)	114,600	753,870
Rolls-Royce Group (Capital Goods)	204,471	834,448
Vodafone Group (Telecommunication Services)	907,200	2,190,634

		10,512,660

Total Investments (Cost $48,378,736) 96.59%		52,092,833

Other Assets Less Liabilities 3.41%		1,840,843

Net Assets 100.00%		$53,933,676

ADR – American Depositary Receipts.
FDR – Fiduciary Depositary Receipt.
GDR – Global Depositary Receipts.
* Non-income producing security.
† The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
See Notes to Financial Statements.

29

Statements of Assets and Liabilities
April 30, 2004

	Emerging Markets Fund	Global Growth Fund	Global Smaller Companies Fund	Global Technology Fund	International Growth Fund

Assets:

Investments, at value: Common stocks	$61,209,248	$61,925,412	$181,686,874	$455,884,511	$52,092,833
Cash denominated in U.S. dollars	—	2,707,225	—	18,597,415	1,280,045
Cash denominated in foreign currencies	848,810	—	—	21,392,093	—
Receivable for Capital Stock sold	210,292	76,324	55,731	60,614	227,497
Receivable for dividends and interest	167,149	135,162	404,996	199,853	152,879
Receivable for securities sold	147,026	3,016,164	3,420,350	18,597,740	2,441,248
Expenses prepaid to shareholder service agent	26,234	27,976	64,465	188,135	21,772
Unrealized appreciation on forward currency contracts	—	6,681	666,567	7,469	7,755
Other	4,520	338	925	2,517	19,049

Total Assets	62,613,279	67,895,282	186,299,908	514,930,347	56,243,078

Liabilities:

Bank overdraft	449,101	—	775,726	—	—
Payable for Capital Stock repurchased	393,651	239,759	527,468	1,365,595	—
Management fee payable	70,608	54,727	149,141	438,758	46,795
Distribution and service fees payable	27,273	33,121	96,634	239,085	22,003
Payable for securities purchased	4,953	3,518,156	3,478,943	19,431,657	2,164,092
Unrealized depreciation on forward currency contracts	645	3,669	108,205	—	5,913
Accrued expenses and other	109,901	86,873	138,600	305,213	70,599

Total Liabilities	1,056,132	3,936,305	5,274,717	21,780,308	2,309,402

Net Assets	$61,557,147	$63,958,977	$181,025,191	$493,150,039	$53,933,676

Composition of Net Assets:

Capital Stock, at par:
Class A	$4,942	$4,523	$6,137	$25,561	$2,496
Class B	1,319	1,838	3,538	6,777	642
Class C	332	505	207	2,483	210
Class D	1,380	2,308	3,909	9,088	979
Class I	611	255	576	n/a	605
Class R	26	—	—	18	—
Additional paid-in capital	64,993,411	118,262,506	196,795,031	1,035,159,109	70,058,666
Accumulated net investment loss	(378,551)	(821,144)	(1,342,620)	(5,495,934)	(772,194)
Accumulated net realized loss on investments	(8,024,561)	(58,107,223)	(23,812,407)	(552,594,961)	(19,070,447)
Net unrealized appreciation of investments	4,146,143	4,732,787	9,180,261	12,287,090	3,958,965
Net unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts	812,095	(117,378)	190,559	3,750,808	(246,246)

Net Assets	$61,557,147	$63,958,977	$181,025,191	$493,150,039	$53,933,676

Net Assets:

Class A	$36,005,879	$31,801,348	$81,180,412	$299,512,704	$28,084,695
Class B	$9,037,412	$11,983,485	$42,553,362	$71,486,520	$6,598,085
Class C	$2,281,626	$3,295,289	$2,488,758	$26,213,147	$2,160,618
Class D	$9,474,690	$15,053,059	$47,081,771	$95,729,325	$10,083,696
Class I	$4,571,305	$1,823,827	$7,718,669	n/a	$7,004,523
Class R	$186,235	$1,969	$2,219	$208,343	$2,059
Shares of Capital Stock Outstanding:

Class A	4,942,467	4,522,995	6,137,100	25,561,317	2,496,461
Class B	1,318,366	1,837,699	3,538,057	6,776,656	642,043
Class C	332,345	505,003	206,647	2,483,584	210,020
Class D	1,380,108	2,307,586	3,909,300	9,087,619	978,796
Class I	611,154	255,481	575,460	n/a	604,620
Class R	25,617	280	168	17,802	183
Net Asset Value Per Share:

Class A	$7.29	$7.03	$13.23	$11.72	$11.25
Class B	$6.86	$6.52	$12.03	$10.55	$10.28
Class C	$6.87	$6.53	$12.04	$10.55	$10.29
Class D	$6.87	$6.52	$12.04	$10.53	$10.30
Class I	$7.48	$7.14	$13.41	n/a	$11.59
Class R	$7.27	$7.03	$13.21	$11.70	$11.25

Cost of Investments:	$56,207,490	$57,312,930	$172,866,437	$439,692,785	$48,378,736

See Notes to Financial Statements.
30

Statements of Operations
For the Six Months Ended April 30, 2004

	Emerging Markets Fund	Global Growth Fund	Global Smaller Companies Fund	Global Technology Fund	International Growth Fund

Investment Income:

Dividends	$766,032	$305,903	$1,121,472	$636,865	$237,994
Interest	7,388	275	11,812	4,774	141

Total Investment Income*	773,420	306,178	1,133,284	641,639	238,135

Expenses:

Management fees	394,690	321,058	881,539	2,693,374	250,248
Shareholder account services	250,907	176,625	456,723	1,082,793	209,792
Distribution and service fees	152,424	195,141	578,039	1,473,457	117,963
Custody and related services	75,120	50,088	211,227	291,656	50,233
Registration	40,366	35,947	50,760	66,064	43,992
Audit and legal fees	33,826	38,026	44,241	121,041	38,736
Shareholder reports and communications	13,861	13,063	18,686	54,205	7,757
Shareholders’ meeting	10,701	11,640	33,220	—	8,035
Directors’ fees and expenses	4,497	4,680	9,982	9,855	5,379
Miscellaneous	4,653	5,781	16,236	21,660	4,381

Total Expenses	981,045	852,049	2,300,653	5,814,105	736,516

Net Investment Loss	(207,625)	(545,871)	(1,167,369)	(5,172,466)	(498,381)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:

Net realized gain on investments	5,291,513	4,975,962	16,061,730	39,126,637	3,256,536
Net realized gain (loss) from foreign currency transactions	(11,936)	1,942,540	3,897,887	9,350,757	1,957,762
Net change in unrealized appreciation of investments**	2,236,987	2,353,663	4,634,977	(39,434,694)	1,994,339
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts	(277,102)	(885,932)	(2,361,767)	(6,683,718)	(1,001,795)

Net Gain on Investments and Foreign Currency Transactions	7,239,462	8,386,233	22,232,827	2,358,982	6,206,842

Increase (Decrease) in Net Assets from Operations	$7,031,837	$7,840,362	$21,065,458	$(2,813,484)	$5,708,461

* Net of foreign taxes withheld:	$101,507	$19,672	$84,119	$56,852	$24,927
** Net of deferred foreign taxes:	$36,683	—	—	—	—
See Notes to Financial Statements.

31

Statements of Changes in Net Assets

	Emerging Markets Fund		Global Growth Fund		Global Smaller Companies Fund

	Six Months Ended 4/30/04	Year Ended 10/31/03	Six Months Ended 4/30/04	Year Ended 10/31/03	Six Months Ended 4/30/04	Year Ended 10/31/03

Operations:

Net investment loss	$(207,625)	$(614,716)	$(545,871)	$(439,534)	$(1,167,369)	$(1,899,466)
Net realized gain (loss) on investments	5,291,513	10,034,522	4,975,962	(4,005,210)	16,061,730	(1,357,247)
Net realized gain (loss) from foreign currency transactions	(11,936)	1,551,313	1,942,540	3,863,644	3,897,887	11,394,814
Net change in unrealized appreciation of investments	2,236,987	6,687,615	2,353,663	12,355,813	4,634,977	38,002,638
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts	(277,102)	1,140,108	(885,932)	(505,678)	(2,361,767)	(1,434,521)

Increase in Net Assets from Operations	7,031,837	18,798,842	7,840,362	11,269,035	21,065,458	44,706,218

Capital Share Transactions:

Net proceeds from sales of shares	8,271,513	20,520,927	2,580,332	3,766,018	8,297,874	17,365,783
Exchanged from associated funds	3,915,607	37,547,175	1,312,671	131,420,588	2,469,365	206,365,091

Total	12,187,120	58,068,102	3,893,003	135,186,606	10,767,239	223,730,874

Cost of shares repurchased	(11,459,694)	(21,763,896)	(8,951,252)	(20,088,273)	(26,022,450)	(47,306,983)
Exchanged into associated funds	(3,696,700)	(37,217,103)	(1,368,076)	(132,264,245)	(3,266,622)	(207,902,140)

Total	(15,156,394)	(58,980,999)	(10,319,328)	(152,352,518)	(29,289,072)	(255,209,123)

Decrease in Net Assets from Capital Share Transactions	(2,969,274)	(912,897)	(6,426,325)	(17,165,912)	(18,521,833)	(31,478,249)

Increase (Decrease) in Net Assets	4,062,563	17,885,945	1,414,037	(5,896,877)	2,543,625	13,227,969

Net Assets:

Beginning of period	57,494,584	39,608,639	62,544,940	68,441,817	178,481,566	165,253,597

End of Period*	$61,557,147	$57,494,584	$63,958,977	$62,544,940	$181,025,191	$178,481,566

* Including undistributed net investment income (net of accumulated net investment loss):	$(378,551)	$(108,630)	$(821,144)	$(264,748)	$(1,342,620)	$(151,160)
See Notes to Financial Statements.

32

Statements of Changes in Net Assets

	Global Technology Fund		International Growth Fund

	Six Months Ended 4/30/04	Year Ended 10/31/03	Six Months Ended 4/30/04	Year Ended 10/31/03

Operations:

Net investment loss	$(5,172,466)	$(8,473,113)	$(498,381)	$(353,894)
Net realized gain (loss) on investments	39,126,637	(27,914,952)	3,256,536	883,510
Net realized gain from foreign currency transactions	9,350,757	12,120,812	1,957,762	3,867,751
Net change in unrealized appreciation of investments	(39,434,694)	187,446,927	1,994,339	3,783,084
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts	(6,683,718)	4,561,147	(1,001,795)	(535,010)

Increase (Decrease) in Net Assets from Operations	(2,813,484)	167,740,821	5,708,461	7,645,441

Capital Share Transactions:

Net proceeds from sales of shares	14,248,014	28,490,323	6,995,124	24,247,587
Exchanged from associated funds	4,481,089	301,251,494	7,512,591	92,500,862

Total	18,729,103	329,741,817	14,507,715	116,748,449

Cost of shares repurchased	(57,876,336)	(109,245,699)	(8,497,382)	(25,961,306)
Exchanged into associated funds	(7,459,120)	(311,451,006)	(952,899)	(91,360,531)

Total	(65,335,456)	(420,696,705)	(9,450,281)	(117,321,837)

Increase (Decrease) in Net Assets from Capital Share Transactions	(46,606,353)	(90,954,888)	5,057,434	(573,388)

Increase (Decrease) in Net Assets	(49,419,837)	76,785,933	10,765,895	7,072,053

Net Assets:

Beginning of period	542,569,876	465,783,943	43,167,781	36,095,728

End of Period*	$493,150,039	$542,569,876	$53,933,676	$43,167,781

* Including undistributed net investment income (net of accumulated net investment loss):	$(5,495,934)	$7,963	$(772,194)	$(263,436)
See Notes to Financial Statements.

33

Notes to Financial Statements

1.

Multiple Classes of Shares — Seligman Global Fund Series, Inc. (the “Series”) consists of five separate Funds: Seligman Emerging Markets Fund (the “Emerging Markets Fund”), Seligman Global Growth Fund (the “Global Growth Fund”), Seligman Global Smaller Companies Fund (the “Global Smaller Companies Fund”), Seligman Global Technology Fund (the “Global Technology Fund”), and Seligman International Growth Fund (the “International Growth Fund”). Each Fund of the Series offers six classes of shares with the exception of Global Technology Fund, which offers five classes of shares (Class I shares are not offered).

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold primarily without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after the initial date of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, Class C shares purchased through certain intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75%, and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

a.

Security Valuation — Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Nothwithstanding these valuation methods, the Funds may adjust the value of securities as described below.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE, and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors has authorized the use of a third party pricing service on a regular basis to recommend adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, and intra-day trading halts.

Short-term holdings which mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.

Foreign Securities — Investments in foreign securities will primarily be traded in foreign currencies, and each Fund may temporarily hold funds in foreign currencies. The books and records of the Series are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;
(ii) purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

The Series’ net asset values per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and gains, if any, which are to be distributed to shareholders of the Series. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest, and foreign withholding

34

Notes to Financial Statements

taxes recorded on the Series’ books, and the US dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates. The value of cash held in foreign currencies at April 30, 2004, was substantially the same as its cost.

The Series separates that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolio. Similarly, the Series separates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

c.

Forward Currency Contracts — The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current or forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions.

d.

Options — Each Fund is authorized to write and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

e.

Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized, if any, annually. Withholding taxes on foreign dividends and interest and taxes on the sale of foreign securities have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

f.

Security Transactions and Related Investment Income —Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividends. Interest income is recorded on an accrual basis.

g.

Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended April 30, 2004, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

h.

Distributions to Shareholders — The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense, or realized capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of any Fund of the Series.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding options and short-term investments, for the six months ended April 30, 2004, were as follows:

Fund	Purchases	Sales

Emerging Markets Fund	$33,116,782	$34,103,177
Global Growth Fund	87,201,425	94,270,983
Global Smaller Companies Fund	111,581,868	128,762,604
Global Technology Fund	357,458,812	441,685,351
International Growth Fund	69,199,398	66,311,170

At April 30, 2004, each Fund’s cost of investments for federal income tax purposes was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales as follows:

Fund	Tax Basis Cost	Deferral of Wash Sale Losses

Emerging Markets Fund	$56,325,371	$117,881
Global Growth Fund	57,622,843	309,913
Global Smaller Companies Fund	173,170,232	303,795
Global Technology Fund	442,112,268	2,419,483
International Growth Fund	48,505,681	126,945

The tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency translations, were as follows:

Fund	Total Unrealized Appreciation	Total Unrealized Depreciation

Emerging Markets Fund	$7,951,844	$3,067,967
Global Growth Fund	6,566,689	2,264,120
Global Smaller Companies Fund	18,668,640	10,151,998
Global Technology Fund	53,271,687	39,499,444
International Growth Fund	5,664,185	2,077,033

35

Notes to Financial Statements

4.

Management Fee, Distribution Services, and Other Transactions — J. & W. Seligman Co. Incorporated (the “Manager”) manages the affairs of the Series and provides or arranges for the necessary personnel and facilities.The Manager receives a fee, calculated daily and payable monthly, equal to a percentage of each Fund’s average daily net assets. The annual management fee rate with respect to the Emerging Markets Fund is equal to 1.25% of the first $1 billion of the Fund’s average daily net assets, 1.15% of the next $1 billion of the Fund’s average daily net assets, and 1.05% of the Fund’s average daily net assets in excess of $2 billion. The annual management fee rate with respect to the Global Technology Fund is equal to 1.00% of the first $2 billion of the Fund’s average daily net assets, 0.95% of the next $2 billion of the Fund’s average daily net assets, and 0.90% of the Fund’s average daily net assets in excess of $4 billion. The annual management fee rate, until September 14, 2003, with respect to each of the other Funds was equal to 1.00% of the first $1 billion of the Fund’s average daily net assets, 0.95% of the next $1 billion of the Fund’s average daily net assets, and 0.90% of the Fund’s daily net assets in excess of $2 billion.

Effective September 15, 2003, in connection with the engagement of a new subadviser, the Manager began advising Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund and International Growth Fund (the “Subadvised Funds”) under an interim management agreement. Under the interim management agreement, the annual management fee rate with respect to the Global Growth Fund and the International Growth Fund was equal to 1.00% on the first $50 million of the Fund’s average daily net assets, 0.95% on the next $1 billion of the Fund’s average daily net assets, and 0.90% of the Fund’s daily net assets in excess of $1.05 billion. Also, under the interim management agreement, effective September 15, 2003, the annual management fee rate with respect to Global Smaller Companies Fund was changed to equal 1.00% on the first $100 million of the Fund’s average daily net assets, and 0.90% of the Fund’s average daily net assets in excess of $100 million. There was no change in the management fee rate with respect to the Emerging Markets Fund. The management fees reflected in the Statements of Operations for Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund, Global Technology Fund, and the International Growth Fund were 1.25%, 0.99%, 0.95%, 1.00% and 1.00%, respectively, per annum of the average daily net assets of each of the Funds of the Series. At a special meeting on December 4, 2003, shareholders of the Series approved a new management agreement with respect to the Subadvised Funds that is substantially similar in all material respects to the interim management agreement. Such new management agreement became effective on December 5, 2003, and the interim management agreement terminated in accordance with its terms.

Prior to January 1, 2003, Henderson Investment Management Limited (“Henderson”) was the subadviser to the Global Smaller Companies Fund and was responsible for furnishing investment advice, research, and assistance with respect to the Fund’s international investments. Under the sub-advisory agreement, the Manager paid Henderson a subadvisory fee at a rate equal to 0.50% per annum of the average monthly assets under Hend-erson’s supervision. Henderson is a wholly-owned subsidiary of Hender-son plc, which is an indirect subsidiary of AMP Limited, an Australian life insurance and financial services company.

On November 21, 2002, at a meeting of the Series’ Board of Directors, the Board did not renew the subadvisory agreement of Henderson in respect of the Global Smaller Companies Fund. As a result, the subadvisory agreement expired on December 31, 2002, whereupon the Manager assumed full responsibility for investment advice and research for that Fund.

Effective September 15, 2003, under an interim subadvisory agreement, Wellington Management Company, LLP (the “Subadviser”), became Sub-adviser to the Series and is responsible for furnishing investment advice, research and assistance with respect to the Subadvised Funds. Under the interim subadvisory agreement, the Manager paid the Subadviser a subad-visory fee for each of the Subadvised Funds determined as follows: for Global Growth Fund and International Growth Fund, the Subadviser received 0.45% on the first $50 million of each Fund’s average daily net assets and 0.40% of each Fund’s daily net assets in excess of $50 million; for Emerging Markets Fund, the Subadviser received 0.65% of the Fund’s average daily net assets; for Global Smaller Companies Fund, the Subad-viser received 0.75% on the first $100 million of the Fund’s average daily net assets and 0.65% of the Fund’s average daily net assets in excess of $100 million. At a special meeting on December 4, 2003, shareholders of the Series approved a new subadvisory agreement with respect to the Sub-advised Funds that is substantially similar in all material aspects to the interim subadvisory agreement. Such new subadvisory agreement became effective on December 5, 2003, and the interim agreement terminated in accordance with its terms. Effective June 7, 2004, Wellington Management International Ltd., an affiliate of the Subadviser, began providing investment services for a portion of Global Smaller Companies Fund.

Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager.

Seligman Advisors, Inc., agent for the distribution of each Fund’s shares and an affiliate of the Manager, received the following concessions for sales of Class A shares after commissions were paid to dealers for sales of Class A and Class C shares:

Fund	Distributor Concessions	Dealer Commissions

Emerging Markets Fund	$2,056	$21,141
Global Growth Fund	1,152	11,576
Global Smaller Companies Fund	1,298	15,206
Global Technology Fund	9,765	79,302
International Growth Fund	6,357	47,903

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Series monthly pursuant to the Plan. For the six months ended April 30, 2004, fees incurred by the Emerging Markets Fund, the Global Growth Fund, the Global Smaller Companies Fund, the Global Technology Fund, and the International Growth Fund, aggregated $47,213, $39,893, $102,508, $401,217, and $32,492, respectively, or 0.25%, 0.25%, 0.25%, 0.25%, and 0.24%, respectively, per annum of the average daily net assets of each Fund’s Class A shares.

Under the Plan, with respect to Class B, Class C, Class D, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, and Class D shares for which the organizations are responsible; and, for Class C, Class D and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25% in the

36

Notes to Financial Statements

case of Class R) on an annual basis of such average daily net assets. Such fees are paid monthly by the Series to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Series to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the six months ended April 30, 2004, fees incurred under the Plan, equivalent to 1% (0.50% in the case of Class R) per annum of the average daily net assets of Class B, Class C, Class D and Class R shares, were as follows:

Fund	Class B	Class C	Class D	Class R

Emerging Markets Fund	$47,726	$11,131	$46,241	$113
Global Growth Fund	62,884	16,483	75,876	5
Global Smaller Companies Fund	226,759	10,870	237,897	5
Global Technology Fund	399,530	146,410	526,199	101
International Growth Fund	28,170	9,046	48,250	5

Seligman Advisors, Inc. (“the Distributor”) is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended April 30, 2004, such charges were as follows:

Fund	Amount

Emerging Markets Fund	$7,355
Global Growth Fund	2,237
Global Smaller Companies Fund	6,902
Global Technology Fund	6,788
International Growth Fund	3,550

The Distributor has sold to the Purchasers its rights to collect any CDSC imposed on redemptions of Class B shares. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregates of such payments and distribution fees retained by the Distributor for the six months ended April 30, 2004, were as follows:

Fund	Amount

Emerging Markets Fund	$1,817
Global Growth Fund	2,767
Global Smaller Companies Fund	2,190
Global Technology Fund	20,602
International Growth Fund	2,119

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Series, as well as distribution and service fees pursuant to the Plan. For the six months ended April 30, 2004, Seligman Services, Inc. received commissions from the sale of shares of each Fund and distribution and service fees, pursuant to the Plan, as follows:

Fund	Commissions	Distribution and Service Fees

Emerging Markets Fund	$532	$2,035
Global Growth Fund	143	2,275
Global Smaller Companies Fund	487	6,321
Global Technology Fund	2,329	35,708
International Growth Fund	101	3,007

Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

Fund	Amount

Emerging Markets Fund	$250,907
Global Growth Fund	176,625
Global Smaller Companies Fund	456,723
Global Technology Fund	1,082,793
International Growth Fund	209,792

These charges are determined in accordance with a methodology approved by the Series directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

For each Fund, costs of Seligman Data Corp. directly attributable to the Retail Classes were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of April 30, 2004, the Series’ potential obligation under the Guaranties is $903,100. As of April 30, 2004, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. Each Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to each Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Funds of the Series or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings accrued thereon is included in directors fees and expenses, and the accumulated balances thereof at April 30, 2004, are included in accrued expenses and other liabilities, as follows:

Fund	Amount

Emerging Markets Fund	$3,641
Global Growth Fund	5,334
Global Smaller Companies Fund	13,193
Global Technology Fund	13,603
International Growth Fund	11,002

37

Notes to Financial Statements

5.

Committed Line of Credit — The Series is a participant in a joint $445 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Fund’s borrowings have been limited to 15% of its total assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility.

The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June, 2004, but is renewable annually with the consent of the participating banks. The Series intends to maintain a committed line of credit. For the six months ended April 30, 2004, the Series did not borrow from the credit facility.

6.

Capital Loss Carryforward and Other Tax Adjustments — At October 31, 2003, each Fund had net capital loss carryforwards for federal income tax purposes, which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards. These loss carryforwards expire in amounts and fiscal years as follows:

Fiscal Year	Emerging Markets Fund	Global Growth Fund	Global Smaller Companies Fund	Global Technology Fund	International Growth Fund

2008	—	—	—	—	$2,938,198
2009	$13,273,543	$38,226,298	$4,386,097	$389,314,866	12,453,559
2010	—	26,311,335	39,327,655	193,291,796	8,878,832
2011	—	53,556	—	17,073,210	—

Total	$13,273,543	$64,591,189	$43,713,752	$599,679,872	$24,270,589

7.	Outstanding Exchange Currency Contracts — At April 30, 2004, the Series had outstanding forward currency contracts to purchase or sell foreign currencies as follows:

Contract	Foreign Currency	In Exchange For US$	Settlement Date	Value US$	Unrealized Appreciation (Depreciation)

Emerging Markets Fund
Sold:
Hungarian forints	2,379,045	11,143	5/3/04	11,368	$(225)
Polish zloty	103,206	25,439	5/4/04	25,743	(304)
South African rand	130,165	18,667	5/5/04	18,783	(116)

					$(645)

Global Growth Fund
Bought:
Euros	404,403	478,934	5/3/04	484,333	$5,399
British pounds	191,460	339,893	5/5/04	339,688	(205)
Euros	20,018	23,978	5/5/04	23,974	(4)
British pounds	268,930	477,719	5/6/04	477,136	(583)
Japanese yen	49,525,050	449,696	5/10/04	448,739	(957)

					$3,650

Sold:
Hong Kong dollars	2,935,704	376,392	5/3/04	376,387	$5
South African rand	264,201	39,008	5/3/04	38,124	884
Euros	347,433	415,971	5/4/04	416,104	(133)
Hong Kong dollars	349,038	44,752	5/4/04	44,750	2
South African rand	31,839	4,718	5/4/04	4,594	124
South African rand	118,025	16,926	5/5/04	17,031	(105)
Swiss francs	242,432	186,978	5/5/04	186,752	226
South African rand	124,204	17,964	5/6/04	17,923	41
South African rand	997,978	142,324	5/7/04	144,006	(1,682)

					$(638)

38

Notes to Financial Statements

Contract	Foreign Currency	In Exchange For US$	Settlement Date	Value US$	Unrealized Appreciation (Depreciation)

Global Smaller Companies Fund
Bought:
Danish krone	212,350	33,797	5/3/04	34,176	$379
Euros	75,861	89,842	5/3/04	90,855	1,013
Hong Kong dollars	254,551	32,636	5/3/04	32,636	—
Swedish krona	603,905	78,525	5/3/04	79,072	547
Swiss francs	668	511	5/3/04	514	3
British pounds	232,759	412,147	5/4/04	412,962	815
Danish krone	60,684	9,728	5/4/04	9,767	39
Euros	53,679	64,268	5/4/04	64,288	20
Hong Kong dollars	313,957	40,254	5/4/04	40,252	(2)
Swedish krona	1,185,821	155,208	5/4/04	155,265	57
Swiss francs	6,434	4,978	5/4/04	4,957	(21)
Danish krone	50,922	8,201	5/5/04	8,195	(6)
Swedish krona	405,008	53,024	5/5/04	53,030	6
Swiss francs	4,213	3,249	5/5/04	3,245	(4)

					$2,846

Sold:
Australian dollars	56,944	41,433	5/3/04	41,077	$356
Australian dollars	478,808	344,076	5/4/04	345,388	(1,312)
Australian dollars	35,333	25,465	5/5/04	25,487	(22)
Euros	113,168	135,560	5/5/04	135,535	25
Japanese yen	21,437,858	195,387	5/6/04	194,245	1,142
Japanese yen	34,849,249	318,150	5/7/04	315,764	2,386
Japanese yen	38,394,678	348,631	5/10/04	347,888	743
Australian dollars	3,366,000	2,389,523	12/31/04	2,362,000	27,523
Australian dollars	2,249,000	1,587,794	12/31/04	1,578,175	9,619
British pounds	2,834,000	4,848,974	12/31/04	4,925,914	(76,940)
British pounds	1,381,000	2,370,487	12/31/04	2,400,385	(29,898)
British pounds	1,017,000	1,801,107	12/31/04	1,767,697	33,410
Euros	3,359,000	4,119,142	12/31/04	4,006,732	112,410
Euros	1,977,000	2,426,728	12/31/04	2,358,235	68,493
Euros	2,757,000	3,459,897	12/31/04	3,288,645	171,252
Euros	2,093,000	2,581,276	12/31/04	2,496,603	84,673
Euros	2,122,000	2,634,410	12/31/04	2,531,196	103,214
Euros	1,087,000	1,345,054	12/31/04	1,296,612	48,442

					$555,516

Global Technology Fund
Sold:

Japanese yen	169,219,429	1,540,740	5/6/04	1,533,271	$7,469

39

Notes to Financial Statements

Contract	Foreign Currency	In Exchange For US$	Settlement Date	Value US$	Unrealized Appreciation (Depreciation)

International Growth Fund
Bought:
Euros	420,220	497,666	5/3/04	503,276	$5,610
Euros	18,886	22,612	5/4/04	22,619	7
British pounds	273,722	485,930	5/5/04	485,638	(292)
Euros	28,587	34,244	5/5/04	34,238	(6)
British pounds	385,758	685,249	5/6/04	684,412	(837)
Japanese yen	4,413,266	40,223	5/6/04	39,988	(235)
Japanese yen	1,032,923	9,430	5/7/04	9,359	(71)
Japanese yen	42,442,121	385,382	5/10/04	384,561	(821)

					$3,355

Sold:
Hong Kong dollars	6,134,983	786,577	5/3/04	786,567	$10
South African rand	528,401	78,016	5/3/04	76,247	1,769
Hong Kong dollars	404,150	51,818	5/4/04	51,816	2
South African rand	71,638	10,614	5/4/04	10,337	277
South African rand	236,050	33,852	5/5/04	34,062	(210)
Swedish krona	1,037,174	135,788	5/5/04	135,802	(14)
South African rand	240,645	34,805	5/6/04	34,725	80
South African rand	2,033,474	289,999	5/7/04	293,426	(3,427)

					$(1,513)

8.

Capital Share Transactions — The Series has 2,000,000,000 shares of Capital Stock authorized. The Board of Directors, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. At April 30, 2004, 400,000,000 shares were authorized for each Fund of the Series, all at a par value of $.001 per share. Transactions in shares of Capital Stock were as follows:

Emerging Markets Fund

Class A					Class B

	Six Months Ended 4/30/04		Year Ended 10/31/03		Six Months Ended 4/30/04		Year Ended 10/31/03

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Sales of shares	645,304	$4,812,713	3,184,157	$16,462,898	51,094	$353,673	121,852	$597,811
Exchanged from associated Funds	318,880	2,375,842	6,319,788	31,212,149	100,113	717,548	138,611	692,213
Converted from Class B**	20,038	160,575	—	—	—	—	—	—

Total	984,222	7,349,130	9,503,945	47,675,047	151,207	1,071,221	260,463	1,290,024

Shares repurchased	(1,128,026)	(8,319,221)	(3,331,601)	(17,537,668)	(214,038)	(1,492,633)	(303,043)	(1,444,689)
Exchanged into associated Funds	(284,086)	(2,083,452)	(6,374,896)	(31,086,606)	(51,624)	(352,746)	(142,713)	(655,073)
Converted to Class A**	—	—	—	—	(21,290)	(160,575)	—	—

Total	(1,412,112)	(10,402,673)	(9,706,497)	(48,624,274)	(286,952)	(2,005,954)	(445,756)	(2,099,762)

Decrease	(427,890)	$(3,053,543)	(202,552)	$(949,227)	(135,745)	$(934,733)	(185,293)	$(809,738)

Class C					Class D

	Six Months Ended 4/30/04		Year Ended 10/31/03		Six Months Ended 4/30/04		Year Ended 10/31/03

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Sales of shares	85,063	$604,218	148,597	$836,808	194,049	$1,368,776	328,749	$1,568,973
Exchanged from associated Funds	16,320	112,824	975,935	4,425,286	100,525	709,393	231,095	1,217,527

Total	101,383	717,042	1,124,532	5,262,094	294,574	2,078,169	559,844	2,786,500

Shares repurchased	(60,206)	(423,141)	(69,202)	(343,153)	(138,696)	(966,186)	(373,295)	(1,781,105)
Exchanged into associated Funds	(14,274)	(99,063)	(996,828)	(4,540,229)	(174,564)	(1,161,439)	(192,870)	(935,195)

Total	(74,480)	(522,204)	(1,066,030)	(4,883,382)	(313,260)	(2,127,625)	(566,165)	(2,716,300)

Increase (decrease)	26,903	$194,838	58,502	$378,712	(18,686)	$(49,456)	(6,321)	$70,200

See footnotes on page 44.

40

Notes to Financial Statements

Emerging Markets Fund (Continued)

Class I					Class R

	Six Months Ended 4/30/04		Year Ended 10/31/03		Six Months Ended 4/30/04		April 30, 2003* to October 31, 2003

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Sales of shares	124,590	$933,783	208,828	$1,052,937	25,298	$198,350	328	$1,500

Shares repurchased	(34,753)	(258,444)	(106,495)	(657,281)	(9)	(69)	—	—

Increase	89,837	$675,339	102,333	$395,656	25,289	$198,281	328	$1,500

Global Growth Fund

Class A					Class B

	Six Months Ended 4/30/04		Year Ended 10/31/03		Six Months Ended 4/30/04		Year Ended 10/31/03

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Sales of shares	106,214	$743,223	344,830	$1,899,833	61,238	$398,069	128,594	$655,625
Exchanged from associated Funds	86,798	606,381	7,438,416	39,534,522	45,622	302,248	142,534	711,716
Converted from Class B**	57,194	415,188	—	—	—	—	—	—

Total	250,206	1,764,792	7,783,246	41,434,355	106,860	700,317	271,128	1,367,341

Shares repurchased	(607,030)	(4,171,429)	(1,841,493)	(10,026,844)	(274,577)	(1,749,425)	(646,551)	(3,298,569)
Exchanged into associated Funds	(99,452)	(675,603)	(7,389,549)	(39,339,542)	(40,419)	(259,347)	(120,788)	(605,689)
Converted to Class A**	—	—	—	—	(61,575)	(415,188)	—	—

Total	(706,482)	(4,847,032)	(9,231,042)	(49,366,386)	(376,571)	(2,423,960)	(767,339)	(3,904,258)

Decrease	(456,276)	$(3,082,240)	(1,447,796)	$(7,932,031)	(269,711)	$(1,723,643)	(496,211)	$(2,536,917)

Class C					Class D

	Six Months Ended 4/30/04		Year Ended 10/31/03		Six Months Ended 4/30/04		Year Ended 10/31/03

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Sales of shares	47,172	$306,641	43,637	$219,386	148,371	$974,719	136,659	$695,608
Exchanged from associated Funds	23,145	145,953	1,373,654	6,697,608	39,441	258,089	17,210,142	84,476,742

Total	70,317	452,594	1,417,291	6,916,994	187,812	1,232,808	17,346,801	85,172,350

Shares repurchased	(86,103)	(547,063)	(216,218)	(1,099,763)	(378,996)	(2,394,261)	(1,070,247)	(5,501,256)
Exchanged into associated Funds	(15,128)	(98,824)	(1,467,275)	(7,157,955)	(53,329)	(334,302)	(17,299,688)	(85,161,059)

Total	(101,231)	(645,887)	(1,683,493)	(8,257,718)	(432,325)	(2,728,563)	(18,369,935)	(90,662,315)

Decrease	(30,914)	$(193,293)	(266,202)	$(1,340,724)	(244,513)	$(1,495,755)	(1,023,134)	$(5,489,965)

Class I					Class R

	Six Months Ended 4/30/04		Year Ended 10/31/03		Six Months Ended 4/30/04		April 30, 2003* to October 31, 2003

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Sales of shares	22,164	$157,680	51,983	$294,066	—	—	280	$1,500

Shares repurchased	(12,357)	(89,074)	(29,745)	(161,841)	—	—	—	—

Increase	9,807	$68,606	22,238	$132,225	—	—	280	$1,500

See footnotes on page 44.

41

Notes to Financial Statements

Global Smaller Companies Fund

Class A					Class B

	Six Months Ended 4/30/04		Year Ended 10/31/03		Six Months Ended 4/30/04		Year Ended 10/31/03

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Sales of shares	328,938	$4,275,273	1,162,640	$11,090,543	38,302	$449,490	104,868	$907,273

Exchanged from associated Funds	109,341	1,389,512	8,936,982	79,934,781	23,554	271,412	39,352	353,632
Converted from Class B**	152,887	2,070,011	—	—	—	—	—	—

Total	591,166	7,734,796	10,099,622	91,025,324	61,856	720,902	144,220	1,260,905

Shares repurchased	(1,029,505)	(13,375,602)	(2,575,717)	(25,084,561)	(512,666)	(5,965,707)	(1,227,173)	(10,708,854)
Exchanged into associated Funds	(148,599)	(1,908,711)	(8,886,351)	(79,348,877)	(40,276)	(469,019)	(230,960)	(1,932,998)
Converted to Class A**	—	—	—	—	(168,047)	(2,070,011)	—	—

Total	(1,178,104)	(15,284,313)	(11,462,068)	(104,433,438)	(720,989)	(8,504,737)	(1,458,133)	(12,641,852)

Decrease	(586,938)	$(7,549,517)	(1,362,446)	$(13,408,114)	(659,133)	$(7,783,835)	(1,313,913)	$(11,380,947)

Class C					Class D

	Six Months Ended 4/30/04		Year Ended 10/31/03		Six Months Ended 4/30/04		Year Ended 10/31/03

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Sales of shares	47,542	$571,438	28,189	$244,229	140,323	$1,641,475	363,103	$3,157,202
Exchanged from associated Funds	6,639	75,847	1,040,731	8,328,866	63,192	732,594	13,957,134	117,747,812

Total	54,181	647,285	1,068,920	8,573,095	203,515	2,374,069	14,320,237	120,905,014

Shares repurchased	(21,000)	(246,952)	(32,388)	(279,215)	(533,444)	(6,217,356)	(1,197,258)	(10,481,649)
Exchanged into associated Funds	(5,669)	(65,715)	(1,062,666)	(8,497,517)	(70,289)	(823,177)	(13,952,820)	(118,122,748)

Total	(26,669)	(312,667)	(1,095,054)	(8,776,732)	(603,733)	(7,040,533)	(15,150,078)	(128,604,397)

Increase (decrease)	27,512	$334,618	(26,134)	$(203,637)	(400,218)	$(4,666,464)	(829,841)	$(7,699,383)

Class I					Class R

	Six Months Ended 4/30/04		Year Ended 10/31/03		Six Months Ended 4/30/04		April 30, 2003* to October 31, 2003

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Sales of shares	105,686	$1,360,198	203,009	$1,965,036	—	—	168	$1,500

Shares repurchased	(16,482)	(216,833)	(67,790)	(752,704)	—	—	—	—

Increase	89,204	$1,143,365	135,219	$1,212,332	—	—	168	$1,500

Global Technology Fund

Class A					Class B

	Six Months Ended 4/30/04		Year Ended 10/31/03		Six Months Ended 4/30/04		Year Ended 10/31/03

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Sales of shares	852,831	$10,467,704	2,299,177	$21,812,629	188,828	$2,088,771	427,649	$3,721,304
Exchanged from associated Funds	164,391	2,001,966	4,087,882	38,143,027	99,722	1,094,527	292,859	2,509,878
Converted from Class B**	152,538	1,903,210	—	—	—	—	—	—

Total	1,169,760	14,372,880	6,387,059	59,955,656	288,550	3,183,298	720,508	6,231,182

Shares repurchased	(2,798,717)	(34,340,309)	(7,345,393)	(69,652,823)	(771,256)	(8,539,719)	(1,747,560)	(15,071,152)
Exchanged into associated Funds	(285,147)	(3,488,600)	(4,585,734)	(42,922,324)	(162,312)	(1,768,300)	(463,019)	(3,930,803)
Converted to Class A**	—	—	—	—	(169,366)	(1,903,210)	—	—

Total	(3,083,864)	(37,828,909)	(11,931,127)	(112,575,147)	(1,102,934)	(12,211,229)	(2,210,579)	(19,001,955)

Decrease	(1,914,104)	$(23,456,029)	(5,544,068)	$(52,619,491)	(814,384)	$(9,027,931)	(1,490,071)	$(12,770,773)

See footnotes on page 44.

42

Notes to Financial Statements

Global Technology Fund (continued)

Class C					Class D

	Six Months Ended 4/30/04		Year Ended 10/31/03		Six Months Ended 4/30/04		Year Ended 10/31/03

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Sales of shares	49,429	$547,904	169,378	$1,484,696	83,085	$919,296	171,252	$1,470,194
Exchanged from associated Funds	13,928	150,511	706,219	5,784,887	114,544	1,234,085	30,299,071	254,813,702

Total	63,357	698,415	875,597	7,269,583	197,629	2,153,381	30,470,323	256,283,896

Shares repurchased	(369,480)	(4,074,458)	(635,009)	(5,524,657)	(990,275)	(10,916,049)	(2,194,896)	(18,997,067)
Exchanged into associated Funds	(39,257)	(432,948)	(812,597)	(6,733,989)	(161,161)	(1,769,272)	(30,515,645)	(257,863,890)

Total	(408,737)	(4,507,406)	(1,447,606)	(12,258,646)	(1,151,436)	(12,685,321)	(32,710,541)	(276,860,957)

Decrease	(345,380)	$(3,808,991)	(572,009)	$(4,989,063)	(953,807)	$(10,531,940)	(2,240,218)	$(20,577,061)

Class R

	Six Months Ended 4/30/04		4/30/03* to 10/31/03

	Shares	Amount	Shares	Amount

Sales of shares	18,098	$224,339	166	$1,500

Shares repurchased	(462)	(5,801)	—	—

Increase	17,636	$218,538	166	$1,500

International Growth Fund

Class A					Class B

	Six Months Ended 4/30/04		Year Ended 10/31/03		Six Months Ended 4/30/04		Year Ended 10/31/03

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Sales of shares	363,141	$4,071,387	2,401,117	$19,708,171	58,432	$585,883	84,599	$661,446
Exchanged from associated Funds	437,485	5,039,271	9,455,367	77,749,844	146,038	1,526,578	116,022	892,543
Converted from Class B**	6,771	79,291	—	—	—	—	—	—

Total	807,397	9,189,949	11,856,484	97,458,015	204,470	2,112,461	200,621	1,553,989

Shares repurchased	(581,864)	(6,531,333)	(2,682,909)	(22,347,903)	(60,474)	(602,214)	(123,511)	(977,967)
Exchanged into associated Funds	(41,214)	(444,980)	(9,347,434)	(77,044,698)	(26,295)	(270,477)	(113,465)	(869,186)
Converted to Class A**	—	—	—	—	(7,409)	(79,291)	—	—

Total	(623,078)	(6,976,313)	(12,030,343)	(99,392,601)	(94,178)	(951,982)	(236,976)	(1,847,153)

Increase (decrease)	184,319	$2,213,636	(173,859)	$(1,934,586)	110,292	$1,160,479	(36,355)	$(293,164)

Class C					Class D

	Six Months Ended 4/30/04		Year Ended 10/31/03		Six Months Ended 4/30/04		Year Ended 10/31/03

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Sales of shares	37,420	$396,887	40,736	$321,890	94,876	$957,348	201,681	$1,582,592
Exchanged from associated Funds	17,300	181,668	1,709,501	13,087,141	74,802	765,074	96,484	771,334

Total	54,720	578,555	1,750,237	13,409,031	169,678	1,722,422	298,165	2,353,926

Shares repurchased	(11,897)	(118,482)	(84,193)	(651,349)	(119,765)	(1,216,279)	(220,484)	(1,737,168)
Exchanged into associated Funds	(5,436)	(54,489)	(1,700,910)	(13,042,926)	(18,244)	(182,953)	(52,086)	(403,721)

Total	(17,333)	(172,971)	(1,785,103)	(13,694,275)	(138,009)	(1,399,232)	(272,570)	(2,140,889)

Increase (decrease)	37,387	$405,584	(34,866)	$(285,244)	31,669	$323,190	25,595	$213,037

See footnotes on page 44.

43

Notes to Financial Statements

International Growth Fund (continued)

Class I					Class R

	Six Months Ended 4/30/04		Year Ended 10/31/03		Six Months Ended 4/30/04		4/30/03* to 10/31/03

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Sales of shares	88,437	$983,619	226,834	$1,971,988	—	—	183	$1,500

Shares repurchased	(2,606)	(29,074)	(26,325)	(246,919)	—	—	—	—

Increase	85,831	$954,545	200,509	$1,725,069	—	—	183	$1,500

*	Commencement of offering of shares.
**	Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date.

9.

Other Matters — The Manager recently conducted an extensive internal review in response to recent developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

The Manager also has reviewed its practice of placing some of the Selig-man Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003.

The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager also has responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, in May 2004, the Manager agreed to make and subsequently made payments of $72,748, $304,435 and $1,593,337 to Global Growth Fund, Global Smaller Companies Fund and Global Technology Fund, respectively, and agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager agreed to make and subsequently made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including $12,909, $29,305 and $47,601 to Global Growth Fund, Global Smaller Companies Fund and Global Technology Fund, respectively.

44

Financial Highlights

The tables below are intended to help you understand the financial performance of the Fund’s Classes for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Emerging Markets Fund

CLASS A

		Year Ended October 31,
	Six Months Ended
	4/30/04	2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$6.47	$4.34	$4.11	$5.57	$6.69	$5.18

Income (Loss) from Investment Operations:
Net investment loss	(0.02)	(0.06)	(0.06)	(0.06)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	0.87	1.89	0.26	(1.17)	(0.77)	1.87
Net realized and unrealized gain (loss) from foreign currency transactions	(0.03)	0.30	0.03	(0.23)	(0.26)	(0.29)

Total from Investment Operations	0.82	2.13	0.23	(1.46)	(1.12)	1.51

Net Asset Value, End of Period	$7.29	$6.47	$4.34	$4.11	$5.57	$6.69

Total Return:	12.67%	49.08%	5.60%	(26.21)%	(16.74)%	29.15%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$36,006	$34,744	$24,173	$21,014	$27,273	$30,822
Ratio of expenses to average net assets	2.93%†	3.61%	3.12%	3.14%	2.48%	2.58%
Ratio of net investment loss to average net assets	(0.48)%†	(1.20)%	(1.23)%	(1.37)%	(1.15)%	(1.11)%
Portfolio turnover rate	54.20%	251.65%	149.82%	133.56%	188.19%	136.94%

CLASS B

		Year Ended October 31,
	Six Months Ended
	4/30/04	2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$6.11	$4.13	$3.95	$5.40	$6.52	$5.09

Income (Loss) from Investment Operations:
Net investment loss	(0.04)	(0.09)	(0.09)	(0.10)	(0.14)	(0.11)
Net realized and unrealized gain (loss) on investments	0.82	1.77	0.24	(1.12)	(0.72)	1.83
Net realized and unrealized gain (loss) from foreign currency transactions	(0.03)	0.30	0.03	(0.23)	(0.26)	(0.29)

Total from Investment Operations	0.75	1.98	0.18	(1.45)	(1.12)	1.43

Net Asset Value, End of Period	$6.86	$6.11	$4.13	$3.95	$5.40	$6.52

Total Return:	12.27%	47.94%	4.56%	(26.85)%	(17.18)%	28.10%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$9,037	$8,885	$6,776	$6,938	$11,156	$16,129
Ratio of expenses to average net assets	3.68%†	4.36%	3.87%	3.89%	3.23%	3.33%
Ratio of net investment loss to average net assets	(1.23)%†	(1.95)%	(1.98)%	(2.12)%	(1.90)%	(1.86)%
Portfolio turnover rate	54.20%	251.65%	149.82%	133.56%	188.19%	136.94%

See footnotes on page 56.

45

Financial Highlights

Emerging Markets Fund (continued)

CLASS C

		Year Ended October 31,				5/27/99* to 10/31/99
	Six Months Ended 4/30/04
		2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$6.12	$4.13	$3.95	$5.40	$6.52	$6.14

Income (Loss) from Investment Operations:
Net investment loss	(0.04)	(0.09)	(0.09)	(0.10)	(0.14)	(0.07)
Net realized and unrealized gain (loss) on investments	0.82	1.78	0.24	(1.12)	(0.72)	0.48
Net realized and unrealized gain (loss) from foreign currency transactions	(0.03)	0.30	0.03	(0.23)	(0.26)	(0.03)

Total from Investment Operations	0.75	1.99	0.18	(1.45)	(1.12)	0.38

Net Asset Value, End of Period	$6.87	$6.12	$4.13	$3.95	$5.40	$6.52

Total Return:	12.26%	48.18%	4.56%	(26.85)%	(17.18)%	6.19%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,282	$1,868	$1,021	$889	$898	$307
Ratio of expenses to average net assets	3.68%†	4.36%	3.87%	3.89%	3.23%	3.37	%†
Ratio of net investment loss to average net assets	(1.23)%†	(1.95)%	(1.98)%	(2.12)%	(1.90)%	(2.05	)%†
Portfolio turnover rate	54.20%	251.65%	149.82%	133.56%	188.19%	136.94	%††

CLASS D

		Year Ended October 31,
	Six Months Ended 4/30/04
		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$6.11	$4.13	$3.95	$5.40	$6.52	$5.09

Income (Loss) from Investment Operations:
Net investment income (loss)	(0.04)	(0.09)	(0.09)	(0.10)	(0.14)	(0.11)
Net realized and unrealized gain (loss) on investments	0.83	1.77	0.24	(1.12)	(0.72)	1.83
Net realized and unrealized gain (loss) from foreign currency transactions	(0.03)	0.30	0.03	(0.23)	(0.26)	(0.29)

Total from Investment Operations	0.76	1.98	0.18	(1.45)	(1.12)	1.43

Net Asset Value, End of Period	$6.87	$6.11	$4.13	$3.95	$5.40	$6.52

Total Return:	12.44%	47.94%	4.56%	(26.85)%	(17.18)%	28.10%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$9,475	$8,551	$5,807	$5,282	$7,645	$12,854
Ratio of expenses to average net assets	3.68%†	4.36%	3.87%	3.89%	3.23%	3.33%
Ratio of net investment income (loss) to average net assets	(1.23)%†	(1.95)%	(1.98)%	(2.12)%	(1.90)%	(1.86)%
Portfolio turnover rate	54.20%	251.65%	149.82%	133.56%	188.19%	136.94%

See footnotes on page 56.

46

Financial Highlights

Emerging Markets Fund (continued)

CLASS I					CLASS R

	Six Months Ended 4/30/04	Year Ended 10/31/03	11/30/01* to 10/31/02		Six Months Ended 4/30/04	4/30/03* to 10/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$6.61	$4.37	$4.51		$6.47	$4.58

Income (Loss) from Investment Operations:
Net investment income (loss)	0.02	— **	—	**	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	0.88	1.94	(0.17)		0.86	1.77
Net realized and unrealized gain (loss) from foreign currency transactions	(0.03)	0.30	0.03		(0.03)	0.17

Total from Investment Operations	0.87	2.24	(0.14)		0.80	1.89

Net Asset Value, End of Period	$7.48	$6.61	$4.37		$7.27	$6.47

Total Return:	13.16%	51.26%	(3.10)%		12.37%	41.27%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,571	$3,444	$1,831		$186	$2
Ratio of expenses to average net assets	1.81%†	2.35%	1.85	%†ø	3.18%†	3.94	%†
Ratio of net investment income (loss) to average net assets	0.64%†	0.06%	0.14	%†ø	(0.73)%†	(1.88	)%†
Portfolio turnover rate	54.20%	251.65%	149.82	%‡	54.20%	251.65	%‡‡

Global Growth Fund

CLASS A

		Year Ended October 31,
	Six Months Ended 4/30/04
		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$6.21	$5.18	$6.95	$13.48	$12.86	$9.62

Income (Loss) from Investment Operations:

Net investment loss	(0.05)	(0.02)	(0.05)	(0.06)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	0.76	0.77	(1.83)	(4.04)	2.56	3.51
Net realized and unrealized gain (loss) from foreign currency transactions	0.11	0.28	0.11	0.07	(0.67)	(0.20)

Total from Investment Operations	0.82	1.03	(1.77)	(4.03)	1.79	3.24

Less Distributions:
Distributions from net realized capital gain	—	—	—	(2.50)	(1.17)	—

Total Distributions	—	—	—	(2.50)	(1.17)	—

Net Asset Value, End of Period	$7.03	$6.21	$5.18	$6.95	$13.48	$12.86

Total Return:	13.20%	19.88%	(25.47)%	(35.94)%	14.33%	33.68%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$31,801	$30,938	$33,316	$64,366	$142,492	$120,946
Ratio of expenses to average net assets	2.28%†	2.39%	1.98%	1.79%	1.66%	1.69%
Ratio of net investment loss to average net assets	(1.34)%†	(0.32)%	(0.67)%	(0.64)%	(0.73)%	(0.54)%
Portfolio turnover rate	137.64%	251.04%	120.78%	188.94%	110.04%	65.16%

See footnotes on page 56.

47

Financial Highlights

Global Growth Fund (continued)

CLASS B

		Year Ended October 31,
	Six Months Ended 4/30/04
		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$5.78	$4.86	$6.56	$12.94	$12.47	$9.40

Income (Loss) from Investment Operations:
Net investment loss	(0.07)	(0.06)	(0.09)	(0.11)	(0.20)	(0.14)
Net realized and unrealized gain (loss) on investments	0.70	0.70	(1.72)	(3.84)	2.51	3.41
Net realized and unrealized gain (loss) from foreign currency transactions	0.11	0.28	0.11	0.07	(0.67)	(0.20)

Total from Investment Operations	0.74	0.92	(1.70)	(3.88)	1.64	3.07

Less Distributions:
Distributions from net realized capital gain	—	—	—	(2.50)	(1.17)	—

Total Distributions	—	—	—	(2.50)	(1.17)	—

Net Asset Value, End of Period	$6.52	$5.78	$4.86	$6.56	$12.94	$12.47

Total Return:	12.80%	18.93%	(25.91)%	(36.40)%	13.51%	32.66%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$11,983	$12,191	$12,661	$24,819	$48,709	$35,344
Ratio of expenses to average net assets	3.03%†	3.15%	2.73%	2.54%	2.41%	2.44%
Ratio of net investment loss to average net assets	(2.09)%†	(1.08)%	(1.42)%	(1.39)%	(1.48)%	(1.29)%
Portfolio turnover rate	137.64%	251.04%	120.78%	188.94%	110.04%	65.16%

CLASS C

		Year Ended October 31,				5/27/99* to 10/31/99
	Six Months Ended 4/30/04
		2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$5.79	$4.87	$6.57	$12.95	$12.47	$10.99

Income (Loss) from Investment Operations:
Net investment loss	(0.07)	(0.06)	(0.09)	(0.11)	(0.20)	(0.07)
Net realized and unrealized gain (loss) on investments	0.70	0.70	(1.72)	(3.84)	2.52	1.43
Net realized and unrealized gain (loss) from foreign currency transactions	0.11	0.28	0.11	0.07	(0.67)	0.12

Total from Investment Operations	0.74	0.92	(1.70)	(3.88)	1.65	1.48

Less Distributions:
Distributions from net realized capital gain	—	—	—	(2.50)	(1.17)	—

Total Distributions	—	—	—	(2.50)	(1.17)	—

Net Asset Value, End of Period	$6.53	$5.79	$4.87	$6.57	$12.95	$12.47

Total Return:	12.78%	18.89%	(25.88)%	(36.37)%	13.60%	13.47%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,295	$3,102	$3,903	$7,120	$11,315	$1,046
Ratio of expenses to average net assets	3.03%†	3.15%	2.73%	2.54%	2.41%	2.43	%†
Ratio of net investment loss to average net assets	(2.09)%†	(1.08)%	(1.42)%	(1.39)%	(1.48)%	(1.18	)%†
Portfolio turnover rate	137.64%	251.04%	120.78%	188.94%	110.04%	65.16	%††

See footnotes on page 56.

48

Financial Highlights

Global Growth Fund (continued)

CLASS D

		Year Ended October 31,
	Six Months Ended 4/30/04
		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$5.79	$4.87	$6.57	$12.95	$12.47	$9.40

Income (Loss) from Investment Operations:
Net investment income (loss)	(0.07)	(0.06)	(0.09)	(0.11)	(0.20)	(0.14)
Net realized and unrealized gain (loss) on investments	0.69	0.70	(1.72)	(3.84)	2.52	3.41
Net realized and unrealized gain (loss) from foreign currency transactions	0.11	0.28	0.11	0.07	(0.67)	(0.20)

Total from Investment Operations	0.73	0.92	(1.70)	(3.88)	1.65	3.07

Less Distributions:
Distributions from net realized capital gain	—	—	—	(2.50)	(1.17)	—

Total Distributions	—	—	—	(2.50)	(1.17)	—

Net Asset Value, End of Period	$6.52	$5.79	$4.87	$6.57	$12.95	$12.47

Total Return:	12.61%	18.89%	(25.88)%	(36.36)%	13.60%	32.66%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$15,053	$14,769	$17,397	$37,327	$93,184	$77,616
Ratio of expenses to average net assets	3.03%†	3.15%	2.73%	2.54%	2.41%	2.44%
Ratio of net investment income (loss) to average net assets	(2.09)%†	(1.08)%	(1.42)%	(1.39)%	(1.48)%	(1.29)%
Portfolio turnover rate	137.64%	251.04%	120.78%	188.94%	110.04%	65.16%

CLASS I					CLASS R

	Six Months Ended 4/30/04	Year Ended 10/31/03	11/30/01* to 10/31/02		Six Months Ended 4/30/04	4/30/03* to 10/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$6.29	$5.21	$7.47		$6.21	$5.35

Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	0.01	(0.01)		(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	0.76	0.79	(2.36)		0.76	0.76
Net realized and unrealized gain from foreign currency transactions	0.11	0.28	0.11		0.11	0.13

Total from Investment Operations	0.85	1.08	(2.26)		0.82	0.86

Net Asset Value, End of Period	$7.14	$6.29	$5.21		$7.03	$6.21

Total Return:	13.51%	20.73%	(30.25)%		13.20%	16.07%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,824	$1,544	$1,165		$2	$2
Ratio of expenses to average net assets	1.53%†	1.83%	1.31	%†ø	2.53%†	2.72	%†
Ratio of net investment income (loss) to average net assets	(0.59)%†	0.23%	(0.03	)%†ø	(1.59)%†	(0.76	) %†
Portfolio turnover rate	137.64%	251.04%	120.78	%‡	137.64%	251.04	%‡‡

See footnotes on page 56.

49

Financial Highlights

Global Smaller Companies Fund

CLASS A

		Year Ended October 31,
	Six Months Ended 4/30/04
		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$11.78	$8.97	$11.13	$17.38	$15.74	$14.11

Income (Loss) from Investment Operations:
Net investment loss	(0.06)	(0.08)	(0.12)	(0.12)	(0.15)	(0.10)
Net realized and unrealized gain (loss) on investments	1.41	2.33	(2.30)	(4.57)	2.58	1.94
Net realized and unrealized gain (loss) from foreign currency transactions	0.10	0.56	0.26	(0.11)	(0.79)	(0.21)

Total from Investment Operations	1.45	2.81	(2.16)	(4.80)	1.64	1.63

Less Distributions:
Distributions from net realized capital gain	—	—	—	(1.45)	—	—

Total Distributions	—	—	—	(1.45)	—	—

Net Asset Value, End of Period	$13.23	$11.78	$8.97	$11.13	$17.38	$15.74

Total Return:	12.31%	31.33%	(19.41)%	(29.81)%	10.42%	11.55%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$81,180	$79,222	$72,522	$110,745	$215,455	$213,729
Ratio of expenses to average net assets	2.13%†	2.24%	1.87%	1.81%	1.65%	1.72%
Ratio of net investment loss to average net assets	(0.90)%†	(0.79)%	(1.10)%	(0.95)%	(0.80)%	(0.69)%
Portfolio turnover rate	60.73%	262.14%	99.70%	87.51%	85.08%	61.31%

CLASS B

		Year Ended October 31,
	Six Months Ended 4/30/04
		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$10.75	$8.25	$10.31	$16.33	$14.90	$13.46

Income (Loss) from Investment Operations:
Net investment loss	(0.10)	(0.14)	(0.19)	(0.21)	(0.28)	(0.20)
Net realized and unrealized gain (loss) on investments	1.28	2.08	(2.13)	(4.25)	2.50	1.85
Net realized and unrealized gain (loss) from foreign currency transactions	0.10	0.56	0.26	(0.11)	(0.79)	(0.21)

Total from Investment Operations	1.28	2.50	(2.06)	(4.57)	1.43	1.44

Less Distributions:
Distributions from net realized capital gain	—	—	—	(1.45)	—	—

Total Distributions	—	—	—	(1.45)	—	—

Net Asset Value, End of Period	$12.03	$10.75	$8.25	$10.31	$16.33	$14.90

Total Return:	11.91%	30.30%	(19.98)%	(30.38)%	9.60%	10.70%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$42,553	$45,136	$45,451	$74,677	$140,106	$155,345
Ratio of expenses to average net assets	2.88%†	2.99%	2.62%	2.56%	2.40%	2.47%
Ratio of net investment loss to average net assets	(1.65)%†	(1.54)%	(1.85)%	(1.70)%	(1.55)%	(1.44)%
Portfolio turnover rate	60.73%	262.14%	99.70%	87.51%	85.08%	61.31%

See footnotes on page 56.

50

Financial Highlights

Global Smaller Companies Fund (continued)

CLASS C

	Six Months Ended 4/30/04	Year Ended October 31,				5/27/99* to 10/31/99

		2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$10.77	$8.25	$10.32	$16.35	$14.91	$13.86

Income (Loss) from Investment Operations:
Net investment loss	(0.10)	(0.14)	(0.19)	(0.21)	(0.28)	(0.06)
Net realized and unrealized gain (loss) on investments	1.27	2.10	(2.14)	(4.26)	2.51	0.98
Net realized and unrealized gain (loss) from foreign currency transactions	0.10	0.56	0.26	(0.11)	(0.79)	0.13

Total from Investment Operations	1.27	2.52	(2.07)	(4.58)	1.44	1.05

Less Distributions:
Distributions from net realized capital gain	—	—	—	(1.45)	—	—

Total Distributions	—	—	—	(1.45)	—	—

Net Asset Value, End of Period	$12.04	$10.77	$8.25	$10.32	$16.35	$14.91

Total Return:	11.79%	30.55%	(20.06)%	(30.40)%	9.66%	7.58%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,489	$1,928	$1,694	$1,625	$2,355	$363
Ratio of expenses to average net assets	2.88%†	2.99%	2.62%	2.56%	2.40%	2.47	%†
Ratio of net investment loss to average net assets	(1.65)%†	(1.54)%	(1.85)%	(1.70)%	(1.55)%	(1.20	)%†
Portfolio turnover rate	60.73%	262.14%	99.70%	87.51%	85.08%	61.31	%††

CLASS D

	Six Months Ended 4/30/04	Year Ended October 31,

		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$10.77	$8.25	$10.32	$16.35	$14.91	$13.47

Income (Loss) from Investment Operations:
Net investment loss	(0.10)	(0.14)	(0.19)	(0.21)	(0.28)	(0.20)
Net realized and unrealized gain (loss) on investments	1.27	2.10	(2.14)	(4.26)	2.51	1.85
Net realized and unrealized gain (loss) from foreign currency transactions	0.10	0.56	0.26	(0.11)	(0.79)	(0.21)

Total from Investment Operations	1.27	2.52	(2.07)	(4.58)	1.44	1.44

Less Distributions:
Distributions from net realized capital gain	—	—	—	(1.45)	—	—

Total Distributions	—	—	—	(1.45)	—	—

Net Asset Value, End of Period	$12.04	$10.77	$8.25	$10.32	$16.35	$14.91

Total Return:	11.79%	30.55%	(20.06)%	(30.40)%	9.66%	10.69%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$47,082	$46,403	$42,425	$68,641	$136,806	$162,220
Ratio of expenses to average net assets	2.88%†	2.99%	2.62%	2.56%	2.40%	2.47%
Ratio of net investment loss to average net assets	(1.65)%†	(1.54)%	(1.85)%	(1.70)%	(1.55)%	(1.44)%
Portfolio turnover rate	60.73%	262.14%	99.70%	87.51%	85.08%	61.31%

See footnotes on page 56.
51

Financial Highlights

Global Smaller Companies Fund (continued)

CLASS I						CLASS R

	Six Months Ended 4/30/04		Year Ended 10/31/03	11/30/01* to 10/31/02		Six Months Ended 4/30/04	4/30/03* to 10/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$11.91		$9.00	$11.66		$11.78	$8.94

Income (Loss) from Investment Operations:
Net investment loss	(0.01)		(0.01)	(0.04)		(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments	1.41		2.36	(2.98)		1.40	2.58
Net realized and unrealized gain from foreign currency transactions	0.10		0.56	0.36		0.10	0.29

Total from Investment Operations	1.50		2.91	(2.66)		1.43	2.84

Net Asset Value, End of Period	$13.41		$11.91	$9.00		$13.21	$11.78

Total Return:	12.59%		32.33%	(22.81)%		12.14%	31.77%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,719		$5,789	$3,161		$2	$2
Ratio of expenses to average net assets	1.43	%†	1.64%	1.24	%†ø	2.38%†	2.45	%†
Ratio of net investment loss to average net assets	(0.20	) %†	(0.12)%	(0.43	)%†ø	(1.15)%†	(0.52	)%†
Portfolio turnover rate	60.73%		262.14%	99.70	%‡	60.73%	262.14	%‡‡

Global Technology Fund

CLASS A

	Six Months Ended 4/30/04	Year Ended October 31,

		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$11.81	$8.38	$11.29	$25.60	$23.36	$12.48

Income (Loss) from Investment Operations:
Net investment loss	(0.10)	(0.14)	(0.17)	(0.20)	(0.37)	(0.19)
Net realized and unrealized gain (loss) on investments	(0.05)	3.25	(2.89)	(9.37)	5.79	11.26
Net realized and unrealized gain (loss) from foreign currency transactions	0.06	0.32	0.15	0.05	(0.73)	(0.03)

Total from Investment Operations	(0.09)	3.43	(2.91)	(9.52)	4.69	11.04

Less Distributions:
Distributions from net realized capital gain	—	—	—	(4.79)	(2.45)	(0.16)

Total Distributions	—	—	—	(4.79)	(2.45)	(0.16)

Net Asset Value, End of Period	$11.72	$11.81	$8.38	$11.29	$25.60	$23.36

Total Return:	(0.76)%	40.93%	(25.78)%	(44.62)%	20.20%	89.40%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$299,513	$324,387	$276,832	$469,075	$1,033,318	$795,234
Ratio of expenses to average net assets	1.86%†	1.89%	1.81%	1.67%	1.56%	1.59%
Ratio of net investment loss to average net assets	(1.62)%†	(1.44)%	(1.56)%	(1.29)%	(1.18)%	(1.10)%
Portfolio turnover rate	68.68%	190.14%	151.83%	130.19%	144.27%	91.12%

See footnotes on page 56.
52

Financial Highlights

Global Technology Fund (continued)

CLASS B

	Six Months Ended 4/30/04	Year Ended October 31,

		2003	2002	2001	2000	1999

Per Shara Data:

Net Asset Value, Beginning of Period	$10.67	$7.64	$10.37	$24.08	$22.26	$11.98

Income (Loss) from Investment Operations:
Net investment loss	(0.13)	(0.19)	(0.24)	(0.29)	(0.57)	(0.31)
Net realized and unrealized gain (loss) on investments	(0.05)	2.90	(2.64)	(8.68)	5.57	10.78
Net realized and unrealized gain (loss) from foreign currency transactions	0.06	0.32	0.15	0.05	(0.73)	(0.03)

Total from Investment Operations	(0.12)	3.03	(2.73)	(8.92)	4.27	10.44

Less Distributions:
Distributions from net realized capital gain	—	—	—	(4.79)	(2.45)	(0.16)

Total Distributions	—	—	—	(4.79)	(2.45)	(0.16)

Net Asset Value, End of Period	$10.55	$10.67	$7.64	$10.37	$24.08	$22.26

Total Return:	(1.12)%	39.66%	(26.33)%	(45.03)%	19.23%	88.10%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$71,487	$81,002	$69,338	$125,085	$261,717	$118,262
Ratio of expenses to average net assets	2.61%†	2.65%	2.56%	2.42%	2.31%	2.34%
Ratio of net investment loss to average net assets	(2.37)%†	(2.20)%	(2.31)%	(2.04)%	(1.93)%	(1.85)%
Portfolio turnover rate	68.68%	190.14%	151.83%	130.19%	144.27%	91.12%

CLASS C

	Six Months Ended 4/30/04	Year Ended October 31,				5/27/99* to 10/31/99

		2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$10.67	$7.64	$10.37	$24.06	$22.23	$16.22

Income (Loss) from Investment Operations:
Net investment loss	(0.13)	(0.19)	(0.24)	(0.29)	(0.57)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.05)	2.90	(2.64)	(8.66)	5.58	5.92
Net realized and unrealized gain (loss) from foreign currency transactions	0.06	0.32	0.15	0.05	(0.73)	0.22

Total from Investment Operations	(0.12)	3.03	(2.73)	(8.90)	4.28	6.01

Less Distributions:
Distributions from net realized capital gain	—	—	—	(4.79)	(2.45)	—

Total Distributions	—	—	—	(4.79)	(2.45)	—

Net Asset Value, End of Period	$10.55	$10.67	$7.64	$10.37	$24.06	$22.23

Total Return:	(1.12)%	39.66%	(26.33)%	(44.97)%	19.30%	37.05%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$26,213	$30,199	$25,978	$45,697	$99,452	$6,377
Ratio of expenses to average net assets	2.61%†	2.65%	2.56%	2.42%	2.31%	2.23	%†
Ratio of net investment loss to average net assets	(2.37)%†	(2.20)%	(2.31)%	(2.04)%	(1.93)%	(1.72	)%†
Portfolio turnover rate	68.68%	190.14%	151.83%	130.19%	144.27%	91.12	%††

See footnotes on page 56.
53

Financial Highlights

Global Technology Fund (continued)

CLASS D							CLASS R

	Six Months Ended 4/30/04	Year Ended October 31,					Six Months Ended 4/30/04	4/30/03* to 10/31/03

		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$10.65	$7.62	$10.35	$24.05	$22.23	$11.96	$11.80	$9.03

Income (Loss) from Investment Operations:
Net investment loss	(0.13)	(0.19)	(0.24)	(0.29)	(0.57)	(0.31)	(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.05)	2.90	(2.64)	(8.67)	5.57	10.77	(0.05)	2.66
Net realized and unrealized gain (loss) from foreign currency transactions	0.06	0.32	0.15	0.05	(0.73)	(0.03)	0.06	0.20

Total from Investment Operations	(0.12)	3.03	(2.73)	(8.91)	4.27	10.43	(0.10)	2.77

Less Distributions:
Distributions from net realized capital gain	—	—	—	(4.79)	(2.45)	(0.16)	—	—

Total Distributions	—	—	—	(4.79)	(2.45)	(0.16)	—	—

Net Asset Value, End of Period	$10.53	$10.65	$7.62	$10.35	$24.05	$22.23	$11.70	$11.80

Total Return:	(1.13)%	39.76%	(26.38)%	(45.05)%	19.25%	88.17%	(0.85)%	30.68%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$95,729	$106,981	$93,637	$173,286	$384,810	$300,969	$208	$2
Ratio of expenses to average net assets	2.61%†	2.65%	2.56%	2.42%	2.31%	2.34%	2.11%†	2.14	%†
Ratio of net investment loss to average net assets	(2.37)%†	(2.20)%	(2.31)%	(2.04)%	(1.93)%	(1.85)%	(1.87)%†	(1.66	)%†
Portfolio turnover rate	68.68%	190.14%	151.83%	130.19%	144.27%	91.12%	68.68%	190.14	%‡‡

International Growth Fund

CLASS A

	Six Months Ended 4/30/04	Year Ended October 31,

		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$9.90	$8.25	$9.91	$14.59	$21.47	$17.75

Income (Loss) from Investment Operations:

Net investment income (loss)	(0.10)	(0.07)	(0.08)	0.01	(0.19)	(0.01)
Net realized and unrealized gain (loss) on investments	1.25	0.99	(2.09)	(4.82)	(2.90)	4.49
Net realized and unrealized gain (loss) from foreign currency transactions	0.20	0.73	0.51	0.13	(2.06)	(0.76)

Total from Investment Operations	1.35	1.65	(1.66)	(4.68)	(5.15)	3.72

Less Distributions:
Distributions from net realized capital gain	—	—	—	—	(1.73)	—

Total Distributions	—	—	—	—	(1.73)	—

Net Asset Value, End of Period	$11.25	$9.90	$8.25	$9.91	$14.59	$21.47

Total Return:	13.64%	20.00%	(16.75)%	(32.08)%	(26.45)%	20.96%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$28,085	$22,896	$20,497	$21,588	$40,971	$44,763
Ratio of expenses to average net assets	2.85%†	3.17%	2.64%	2.37%	1.96%	1.88%
Ratio of net investment income (loss) to average net assets	(1.90)%†	(0.80)%	(0.82)%	0.08%	(1.06)%	(0.06)%
Portfolio turnover rate	137.72%	303.81%	216.01%	276.76%	257.74%	83.10%

See footnotes on page 56.
54

Financial Highlights

International Growth Fund (continued)

CLASS B

	Six Months Ended 4/30/04	Year Ended October 31,

		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$9.08	$7.63	$9.24	$13.66	$20.33	$16.93

Income (Loss) from Investment Operations:
Net investment loss	(0.13)	(0.12)	(0.14)	(0.08)	(0.31)	(0.15)
Net realized and unrealized gain (loss) on investments	1.13	0.84	(1.98)	(4.47)	(2.57)	4.31
Net realized and unrealized gain (loss) from foreign currency transactions	0.20	0.73	0.51	0.13	(2.06)	(0.76)

Total from Investment Operations	1.20	1.45	(1.61)	(4.42)	(4.94)	3.40

Less Distributions:
Distributions from net realized capital gain	—	—	—	—	(1.73)	—

Total Distributions	—	—	—	—	(1.73)	—

Net Asset Value, End of Period	$10.28	$9.08	$7.63	$9.24	$13.66	$20.33

Total Return:	13.22%	19.00%	(17.42)%	(32.36)%	(26.94)%	20.08%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,598	$4,828	$4,332	$5,943	$11,045	$11,434
Ratio of expenses to average net assets	3.61%†	3.93%	3.40%	3.13%	2.72%	2.64%
Ratio of net investment loss to average net assets	(2.66)%†	(1.56)%	(1.58)%	(0.68)%	(1.82)%	(0.82)%
Portfolio turnover rate	137.72%	303.81%	216.01%	276.76%	257.74%	83.10%

CLASS C

	Six Months Ended 4/30/04	Year Ended October 31,					5/27/99* to 10/31/99

		2003	2002		2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$9.09	$7.64	$9.24		$13.65	$20.31	$18.39

Income (Loss) from Investment Operations:
Net investment loss	(0.13)	(0.12)	(0.14)		(0.08)	(0.31)	(0.10)
Net realized and unrealized gain (loss) on investments	1.13	0.84	(1.97)		(4.46)	(2.56)	1.66
Net realized and unrealized gain (loss) from foreign currency transactions	0.20	0.73	0.51		0.13	(2.06)	0.36

Total from Investment Operations	1.20	1.45	(1.60)		(4.41)	(4.93)	1.92

Less Distributions:
Distributions from net realized capital gain	—	—	—		—	(1.73)	—

Total Distributions	—	—	—		—	(1.73)	—

Net Asset Value, End of Period	$10.29	$9.09	$7.64		$9.24	$13.65	$20.31

Total Return:	13.20%	18.98%	(17.32	) %	(32.32)%	(26.92)%	10.44%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,161	$1,569	$1,584		$2,225	$4,745	$1,361
Ratio of expenses to average net assets	3.61%†	3.93%	3.40%		3.13%	2.72%	2.72	%†
Ratio of net investment loss to average net assets	(2.66)%†	(1.56)%	(1.58)%		(0.68)%	(1.82)%	(1.07	)%†
Portfolio turnover rate	137.72%	303.81%	216.01%		276.76%	257.74%	83.10	%††

See footnotes on page 56.
55

Financial Highlights

International Growth Fund (continued)

CLASS D

	Six Months Ended 4/30/04	Year Ended October 31,

		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$9.10	$7.64	$9.24	$13.65	$20.31	$16.93

Income (Loss) from Investment Operations:
Net investment income (loss)	(0.13)	(0.12)	(0.14)	(0.08)	(0.31)	(0.15)
Net realized and unrealized gain (loss) on investments	1.13	0.85	(1.97)	(4.46)	(2.56)	4.29
Net realized and unrealized gain (loss) from foreign currency transactions	0.20	0.73	0.51	0.13	(2.06)	(0.76)

Total from Investment Operations	1.20	1.46	(1.60)	(4.41)	(4.93)	3.38

Less Distributions:
Distributions from net realized capital gain	—	—	—	—	(1.73)	—

Total Distributions	—	—	—	—	(1.73)	—

Net Asset Value, End of Period	$10.30	$9.10	$7.64	$9.24	$13.65	$20.31

Total Return:	13.19%	19.11%	(17.32)%	(32.32)%	(26.92)%	19.97%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$10,084	$8,619	$7,036	$9,203	$19,671	$35,728
Ratio of expenses to average net assets	3.61%†	3.93%	3.40%	3.13%	2.72%	2.64%
Ratio of net investment income (loss) to average net assets	(2.66)%†	(1.56)%	(1.58)%	(0.68)%	(1.82)%	(0.82)%
Portfolio turnover rate	137.72%	303.81%	216.01%	276.76%	257.74%	83.10%

CLASS I					CLASS R

	Six Months Ended 4/30/04	Year Ended 10/31/03	11/30/01 * to 10/31/02		Six Months Ended 04/30/04		4/30/03* to 10/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$10.13	$8.32	$10.13		$9.90		$8.20

Income (Loss) from Investment Operations:
Net investment income (loss)	(0.03)	0.05	0.03		(0.12)		(0.07)
Net realized and unrealized gain (loss) on investments	1.29	1.03	(2.35)		1.27		1.48
Net realized and unrealized gain from foreign currency transactions	0.20	0.73	0.51		0.20		0.29

Total from Investment Operations	1.46	1.81	(1.81)		1.35		1.70

Net Asset Value, End of Period	$11.59	$10.13	$8.32		$11.25		$9.90

Total Return:	14.41%	21.75%	(17.87)%		13.64%		20.73%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,005	$5,254	$2,646		$2		$2
Ratio of expenses to average net assets	1.54%†	1.74%	1.38	%†ø	3.11	%†	3.42	%†
Ratio of net investment income (loss) to average net assets	(0.59)%†	0.58%	0.41	%†ø	(2.16	) %†	(1.46	)%†
Portfolio turnover rate	137.72%	303.81%	216.01	%‡	137.72%		303.81	%‡‡

*	Commencement of offering of shares.
**	Less than $0.01.
†	Annualized.
††	For the year ended October 31, 1999.
‡	For the year ended October 31, 2002.
‡‡	For the year ended October 31, 2003.
ø

The Manager, at its discretion, reimbursed certain expenses of Class I shares for the period from November 1, 2001 to October 31, 2002. Without such reimbursement, the ratios of expenses and net investment income (loss) for Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund and International Growth Fund would have been 1.94% and 0.05%, 1.44% and (0.16)%, 1.29% and (0.48)%, 1.45% and 0.35%, respectively.

See Notes to Financial Statements.

56

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Seligman Global Fund Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Global Fund Series, Inc. (the “Series”) (comprising, respectively, Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, and Seligman International Growth Fund), as of April 30, 2004, and the related statements of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended October 31, 2003, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the finan-cial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and signifi-cant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Seligman Global Fund Series, Inc. as of April 30, 2004, the results of their operations for the six months then ended, the changes in their net assets for the six months then ended and for the year ended October 31, 2003, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
June 25, 2004

57

Board of Directors

Robert B. Catell 2, 3

• Chairman, Chief Executive Officer and Director,
KeySpan Corporation

John R. Galvin 1, 3

• Dean Emeritus,
Fletcher School of Law and Diplomacy at Tufts University

Alice S. Ilchman 2, 3

• President Emerita, Sarah Lawrence College
• Director, Jeannette K. Watson Summer Fellowship
• Trustee, Committee for Economic Development

Frank A. McPherson 2, 3

• Retired Chairman of the Board and Chief Executive Officer,
Kerr-McGee Corporation
• Director, ConocoPhillips
• Director, Integris Health

John E. Merow 1, 3

• Retired Chairman and Senior Partner,
Sullivan & Cromwell LLP
• Director, Commonwealth Industries, Inc.
• Trustee, New York-Presbyterian Hospital

Betsy S. Michel 1, 3

• Trustee, The Geraldine R. Dodge Foundation

William C. Morris

• Chairman, J. & W. Seligman & Co. Incorproated
• Chairman, Carbo Ceramics Inc.

Leroy C. Richie 1, 3

• Chairman and Chief Executive Officer,
Q Standards Worldwide, Inc.
• Director, Kerr-McGee Corporation

Robert L. Shafer 2, 3

• Retired Vice President, Pfizer Inc.

James N. Whitson 1, 3

• Retired Executive Vice President and Chief Operating Officer,
Sammons Enterprises, Inc.
• Director, CommScope, Inc.

Brian T. Zino

• Director and President, J. & W. Seligman & Co. Incorporated
• Chairman, Seligman Data Corp.
• Chairman, ICI Mutual Insurance Company
• Member of the Board of Governors,
Investment Company Institute

Member: 1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

Richard M. Parower

Vice President

Thomas G. Rose

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Frank J. Nasta

Secretary

58

Benchmarks

Lipper Emerging Markets Funds Average — This average is comprised of mutual funds which seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. This average comprised 190 mutual funds at 4/30/04.

Lipper International Funds Average — This average is comprised of mutual funds which invest their assets in equity securities whose primary trading markets are outside the US. This average comprised 901 mutual funds at 4/30/04.

Lipper Global Funds Average — This average is comprised of mutual funds which invest at least 25% of their portfolios in equity securities traded outside the US, and may own US securities as well. This average comprised 347 mutual funds at 4/30/04.

Lipper Science & Technology Funds Average — This average is comprised of mutual funds which invest 65% of their equity portfolios in science and technology stocks. This average comprised 324 mutual funds at 4/30/04.

Lipper Global Small Cap Funds Average — This average is comprised of mutual funds which invest at least 25% of their portfolios in equity securities whose primary trading markets are outside the US, and which limit at least 65% of their investments to companies with market capitalizations less than US$1 billion at the time of purchase. This average comprised 56 mutual funds at 4/30/04.

Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) — This is a market-capitalization-weighted equity index comprised of 21 countries and representing the developed stock markets outside North America.

MSCI World Index — This is a market-capitalization-weighted equity index comprised of 23 countries and representing the world’s developed stock markets.

MSCI World Growth Index — This is a market-capitalization-weighted equity index comprised of 23 countries and representing “growth” (high price to book value) securities in the world’s developed stock markets.

MSCI Emerging Markets Free Index — This is a market-capitalization-weighted equity index comprised of 26 countries and representing the investment opportunities in the developing world available to foreign investors.

Citigroup Extended Market Index World — This index represents the small-capitalization stock universe. It comprises the bottom 20% of the available capital of each country included in the Citigroup World Broad Market Index (BMI), and includes 75% of the BMI issues. The BMI universe covers 23 countries and includes listed shares of companies with a total available market capitalization of at least the local equivalent of US$100 million.

Citigroup Broad Market Index Less Than US $2 Billion Index — This index represents the entire universe of institutionally investable securities with a total available market capitalization of at least the local equivalent of US $100 million and not more than US $2 billion.

Adapted from materials from Lipper Analytical Services Inc., Morgan Stanley Capital International, and Citigroup.
59

Glossary of Financial Terms

Capital Gain Distribution — A payment to mutual fund shareholders of profits realized on the sale of securities in a fund’s portfolio.

Capital Appreciation/Depreciation — An increase or decrease in the market value of a mutual fund’s portfolio securities, which is reflected in the net asset value of the fund’s shares. Capital appreciation/ depreciation of an individual security is in relation to the original purchase price.

Compounding — The change in the value of an investment as shareholders receive earnings on their investment’s earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year’s earnings.

Contingent Deferred Sales Charge (CDSC) — Depending on the class of shares owned, a fee deducted from the proceeds when shares of a mutual fund are sold back to the fund. The CDSC expires after a fixed time period.

Dividend — A payment by a mutual fund, usually derived from the fund’s net investment income (dividends and interest less expenses).

Dividend Yield — A measurement of a fund’s dividend as a percentage of the maximum offering price or net asset value.

Expense Ratio — The cost of doing business for a mutual fund, expressed as a percent of the fund’s net assets.

Investment Objective — The shared investment goal of a fund and its shareholders.

Management Fee — The amount paid by a mutual fund to its investment advisor(s).

Multiple Classes of Shares — Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are “classes” of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

National Association of Securities Dealers, Inc. (NASD) — A self-regulatory body with authority over firms that distribute mutual funds.

Net Asset Value (NAV) Per Share — The market worth of one fund share, obtained by adding a mutual fund’s total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

Offering Price — The price at which a mutual fund’s share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Portfolio Turnover — A measure of the trading activity in a mutual fund’s investment portfolio that reflects how often securities are bought and sold.

Prospectus — The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund’s investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund’s finan-cial highlights.

SEC Yield — SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

Securities and Exchange Commission — The primary US federal agency that regulates the registration and distribution of mutual fund shares.

Statement of Additional Information — A document that contains more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

Total Return — A measure of a fund’s performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

Wash Sale — A sale of securities in which a taxpayer has acquired substantially identical securities within a period beginning thirty days before and ending thirty days after the date of the sale (a sixty-one day period). A loss resulting from such a sale is not currently deductible for federal income tax purposes, but a gain is taxable.

Yield on Securities — For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

Adapted from the Investment Company Institute’s 2002 Mutual Fund Fact Book and the AICPA Audit and Accounting Guide: Audits of Investment Companies dated May 1, 2001.

60

ITEM 2.	CODE OF ETHICS. Not applicable.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable
ITEM 6.	SCHEDULE OF INVESTMENTS. Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.
ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable.
ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.
ITEM 10.

CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

2

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11.

EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GLOBAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer
Date:	July 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer
Date:	July 8, 2004
By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel President, Treasurer and Chief Financial Officer
Date:	July 8, 2004

4

SELIGMAN GLOBAL FUND SERIES, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.

5